                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                               AIG Series Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        October 31, 2009
                               ------------------------

Item 1. Reports to Stockholders

       2009 ANNUAL REPORT


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund
     SunAmerica
     Alternative Strategies Fund

                                    [GRAPHIC]



[LOGO]
Sun America
Mutual Funds
www.sunamericafunds.com

                        TABLE OF CONTENTS


          MESSAGE FROM THE PRESIDENT..............................  1
          EXPENSE EXAMPLE.........................................  3
          STATEMENT OF ASSETS AND LIABILITIES.....................  5
          STATEMENT OF OPERATIONS.................................  7
          STATEMENT OF CHANGES IN NET ASSETS......................  8
          FINANCIAL HIGHLIGHTS....................................  9
          PORTFOLIO OF INVESTMENTS................................ 12
          NOTES TO FINANCIAL STATEMENTS........................... 22
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 38
          APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY
          AGREEMENT............................................... 39
          TRUSTEE AND OFFICER INFORMATION......................... 43
          SHAREHOLDER TAX INFORMATION............................. 45
          COMPARISONS: FUNDS VS. INDICES.......................... 47

        A MESSAGE FROM THE PRESIDENT

Dear Shareholders,

We are pleased to present you with the financial report for the SunAmerica Alternative Strategies Fund and SunAmerica High Watermark Funds for the annual period ended October 31, 2009. These Funds offer investors unique opportunities to potentially enhance portfolio diversification and manage risk.

This annual period will long be remembered. It began, and continued into the early months of 2009, with enormous economic uncertainty and pessimism, as the U.S. and global economy continued to deteriorate. Unemployment rose, housing prices plunged, credit markets deteriorated and consumer confidence eroded. Despite massive government bailouts, stimulus programs, interest rate reductions and other interventions -- both in the U.S. and abroad -- lower investment values were generally experienced across virtually all asset classes.

In March 2009, markets abruptly reversed course and experienced strong gains throughout most asset classes. These gains continued to grow through the end of the annual period as the equity and commodity markets posted positive year-to-date returns.

The High Watermark Funds, pursuant to a proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC, seek to provide investors with risk-controlled exposure to the S&P 500 Index in addition to downside protection and a target maturity. In addition, the Funds, subject to certain conditions, offer a feature that is designed to preserve principal and investment gains over the life of each Fund.

The High Watermark Funds do not purchase individual securities but rather invest in S&P 500 Index Futures and related options and high-quality, fixed income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. Government bond market, and each Fund's asset allocation in order to evaluate the performance.

The SunAmerica Alternative Strategies Fund, launched November 4, 2008, is an open-end mutual fund that seeks to provide long term total return by utilizing an actively-managed, quantitative investment process to provide commodity and hedge fund exposure. The Fund may provide investors with a way to smooth volatility in their overall portfolios since the returns generated by this exposure are generally expected to provide a low correlation to the returns of traditional equity and fixed income investments.

Please be sure to read the detailed commentary enclosed in this report provided by each investment team. Thank you for including SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, you may contact your financial adviser or visit www.sunamericafunds.com for more information about any of our mutual funds.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit nor protect against a loss.
The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly in an index.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund-linked instruments.

        AIG SERIES TRUST
        EXPENSE EXAMPLE -- OCTOBER 31, 2009 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2009 and held until October 31, 2009.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended October 31, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the six months ended October 31, 2009" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the six months ended October 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the six months ended October 31, 2009" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the six months ended October 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG SERIES TRUST
        EXPENSE EXAMPLE -- OCTOBER 31, 2009 -- (UNAUDITED) (CONTINUED)

                                                           ACTUAL                                  HYPOTHETICAL
                                         ------------------------------------------ -------------------------------------------
                                                                      EXPENSES PAID               ENDING ACCOUNT  EXPENSES PAID
                                                       ENDING ACCOUNT  DURING THE                  VALUE USING A   DURING THE
                                           BEGINNING    VALUE USING    SIX MONTHS     BEGINNING   HYPOTHETICAL 5%  SIX MONTHS
                                         ACCOUNT VALUE ACTUAL RETURN      ENDED     ACCOUNT VALUE ASSUMED RETURN      ENDED
                                           AT MAY 1,   AT OCTOBER 31,  OCTOBER 31,    AT MAY 1,   AT OCTOBER 31,   OCTOBER 31,
                                             2009           2009          2009*         2009           2009           2009*
                                         ------------- -------------- ------------- ------------- --------------- -------------
2015 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00     $  998.98       $ 7.21       $1,000.00      $1,018.00       $ 7.27
  Class C#..............................   $1,000.00     $  995.89       $10.46       $1,000.00      $1,014.72       $10.56
  Class I#..............................   $1,000.00     $1,002.04       $ 4.84       $1,000.00      $1,020.37       $ 4.89
2020 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00     $1,016.07       $ 8.18       $1,000.00      $1,017.09       $ 8.19
  Class C#..............................   $1,000.00     $1,013.66       $11.47       $1,000.00      $1,013.81       $11.47
  Class I#..............................   $1,000.00     $1,018.50       $ 5.80       $1,000.00      $1,019.46       $ 5.80
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................   $1,000.00     $1,104.86       $ 9.13       $1,000.00      $1,016.53       $ 8.74
  Class C#..............................   $1,000.00     $1,100.76       $12.55       $1,000.00      $1,013.26       $12.03
  Class W#..............................   $1,000.00     $1,105.72       $ 8.07       $1,000.00      $1,017.54       $ 7.73




                                           EXPENSE
                                         RATIO AS OF
                                         OCTOBER 31,
                                            2009*
                                         -----------
2015 HIGH WATERMARK FUND
  Class A#..............................    1.43%
  Class C#..............................    2.08%
  Class I#..............................    0.96%
2020 HIGH WATERMARK FUND
  Class A#..............................    1.61%
  Class C#..............................    2.26%
  Class I#..............................    1.14%
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................    1.72%
  Class C#..............................    2.37%
  Class W#..............................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the six months ended October 31, 2009" and the "Expense Ratios" would have been higher.
@  Consolidated; See Note 2.

        AIG SERIES TRUST
        STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2009

                                                                                                      SUNAMERICA
                                                                         2015 HIGH     2020 HIGH      ALTERNATIVE
                                                                         WATERMARK     WATERMARK   STRATEGIES FUND+#
                                                                       ------------  ------------  -----------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*...... $186,196,540  $ 52,106,032    $223,507,573
Short-term investment securities, at market value (unaffiliated)*.....   35,993,670    14,997,380      30,085,288
Repurchase agreements (cost approximates market value)................    3,825,000       827,000      10,758,000
                                                                       ------------  ------------    ------------
 Total investments....................................................  226,015,210    67,930,412     264,350,861
                                                                       ------------  ------------    ------------
Cash..................................................................          932           788              30
Receivable for:
 Shares of beneficial interest sold...................................       13,468         5,360       4,199,107
 Dividends and interest...............................................            2            --         707,472
Prepaid expenses and other assets.....................................        2,923         2,163           2,806
Due from investment adviser for expense reimbursements/fee waivers....       63,308        15,057          18,558
                                                                       ------------  ------------    ------------
 Total assets.........................................................  226,095,843    67,953,780     269,278,834
                                                                       ------------  ------------    ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...............................      335,849           143         123,689
 Investment advisory and management fees..............................      125,081        37,681         251,858
 Distribution and service maintenance fees............................      114,110        28,537          86,599
 Transfer agent fees and expenses.....................................       55,047        18,689          52,605
 Trustees' fees and expenses..........................................        1,580           463           1,204
 Prudential Global Funding, Inc.......................................       67,352        20,290              --
 Other accrued expenses...............................................       54,247        39,327          78,431
Variation margin on futures contracts.................................        1,430         1,430       1,211,336
                                                                       ------------  ------------    ------------
 Total liabilities....................................................      754,696       146,560       1,805,722
                                                                       ------------  ------------    ------------
NET ASSETS............................................................ $225,341,147  $ 67,807,220    $267,473,112
                                                                       ============  ============    ============
NET ASSETS REPRESENTED BY:
Paid in capital.......................................................  243,879,623    87,290,531     258,099,996
Accumulated undistributed net investment income (loss)................    2,515,043       897,940          62,838
Accumulated undistributed net realized gain (loss) on investments,
 futures and options contracts........................................  (27,039,005)  (23,447,690)     (5,636,221)
Unrealized appreciation (depreciation) on investments.................    5,984,918     3,065,871      15,428,216
Unrealized appreciation (depreciation) on futures contracts...........          568           568        (481,717)
                                                                       ------------  ------------    ------------
NET ASSETS............................................................ $225,341,147  $ 67,807,220    $267,473,112
                                                                       ============  ============    ============
*Cost
 Long-term investment securities (unaffiliated)....................... $180,218,534  $ 49,042,630    $208,084,614
                                                                       ============  ============    ============
 Short-term investment securities (unaffiliated)...................... $ 35,986,758  $ 14,994,911    $ 30,080,031
                                                                       ============  ============    ============

--------
+  For the period November 4, 2008 to October 31, 2009.
#  Consolidated; See Note 2.

See Notes to Financial Statements

        AIG SERIES TRUST
        STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2009 -- (CONTINUED)

                                                                               SUNAMERICA
                                                    2015 HIGH    2020 HIGH     ALTERNATIVE
                                                    WATERMARK    WATERMARK  STRATEGIES FUND+#
                                                   ------------ ----------- -----------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $108,279,859 $38,470,727   $235,868,131
Shares of beneficial interest issued and
 outstanding......................................   11,091,571   4,679,045     23,072,311
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge).................................... $       9.76 $      8.22   $      10.22
Maximum sales charge (5.75% of offering price).... $       0.60 $      0.50   $       0.62
                                                   ------------ -----------   ------------
Maximum offering price to public.................. $      10.36 $      8.72   $      10.84
                                                   ============ ===========   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $ 88,676,081 $16,839,522   $ 19,727,892
Shares of beneficial interest issued and
 outstanding......................................    9,164,700   2,063,817      1,941,294
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge)........................... $       9.68 $      8.16   $      10.16
                                                   ============ ===========   ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $ 28,385,207 $12,496,971   $         --
Shares of beneficial interest issued and
 outstanding......................................    2,891,474   1,512,291             --
Net asset value, offering and redemption price
 per share........................................ $       9.82 $      8.26   $         --
                                                   ============ ===========   ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $         -- $        --   $ 11,877,089
Shares of beneficial interest issued and
 outstanding......................................           --          --      1,159,078
Net asset value, offering and redemption price
 per share........................................ $         -- $        --   $      10.25
                                                   ============ ===========   ============

--------
+  For the period November 4, 2008 to October 31, 2009.
#  Consolidated; See Note 2.

See Notes to Financial Statements

        AIG SERIES TRUST
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2009

                                                                                                          SUNAMERICA
                                                                              2015 HIGH    2020 HIGH      ALTERNATIVE
                                                                              WATERMARK    WATERMARK   STRATEGIES FUND+#
                                                                             -----------  -----------  -----------------
INCOME:
Dividends (unaffiliated).................................................... $        --  $        --    $  1,256,944
Interest (unaffiliated).....................................................   6,884,756    2,230,943       2,307,402
                                                                             -----------  -----------    ------------
 Total investment income....................................................   6,884,756    2,230,943       3,564,346
                                                                             -----------  -----------    ------------
Expenses:
 Investment advisory and management fees....................................   1,533,249      443,731       2,144,983
 Distribution and service maintenance fees:
   Class A..................................................................     401,547      139,578         672,023
   Class C..................................................................     920,974      162,144          74,870
 Service fees:
   Class I..................................................................      72,648       30,432              --
   Class W..................................................................          --           --           4,973
 Transfer agent fees and expenses:
   Class A..................................................................     271,785       98,273         430,438
   Class C..................................................................     218,779       40,948          18,605
   Class I..................................................................      65,364       28,288              --
   Class W..................................................................          --           --           8,537
 Registration fees:
   Class A..................................................................      19,383       17,868          24,278
   Class C..................................................................      19,199       11,681          16,964
   Class I..................................................................      22,174       12,562              --
   Class W..................................................................          --           --          16,634
 Custodian and accounting fees..............................................      60,857       29,638          65,781
 Reports to shareholders....................................................      56,610       21,277          33,248
 Audit and tax fees.........................................................      35,750       35,752          57,360
 Legal fees.................................................................      18,626        4,873         440,335
 Trustees' fees and expenses................................................      26,935        7,828          17,260
 Fees paid to Prudential Global Funding, Inc. (Note 1)......................     825,596      238,932              --
 Other expenses.............................................................      25,831       19,589          18,139
                                                                             -----------  -----------    ------------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, and custody credits........................................   4,595,307    1,343,394       4,044,428
   Fees waived and expenses reimbursed by investment advisor (Note 4).......    (728,485)    (211,363)       (514,190)
   Custody credits earned on cash balances..................................         (52)          (0)             (4)
                                                                             -----------  -----------    ------------
   Net expenses.............................................................   3,866,770    1,132,031       3,530,234
                                                                             -----------  -----------    ------------
Net investment income (loss)................................................   3,017,986    1,098,912          34,112
                                                                             -----------  -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (unaffiliated)......................   7,533,144      808,055     (12,594,261)
Net realized gain (loss) on futures and options contracts (unaffiliated)....  (4,465,343)  (4,926,548)      6,958,040
                                                                             -----------  -----------    ------------
Net realized gain (loss) on investments.....................................   3,067,801   (4,118,493)     (5,636,221)
                                                                             -----------  -----------    ------------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated).............................................................   6,705,781    5,508,652      15,428,216
Change in unrealized appreciation (depreciation) on futures and options
 contracts (unaffiliated)...................................................   2,716,900    2,666,214        (481,717)
                                                                             -----------  -----------    ------------
Net unrealized gain (loss) on investments...................................   9,422,681    8,174,866      14,946,499
                                                                             -----------  -----------    ------------
Net realized and unrealized gain (loss) on investments......................  12,490,482    4,056,373       9,310,278
                                                                             -----------  -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............. $15,508,468  $ 5,155,285    $  9,344,390
                                                                             ===========  ===========    ============

--------
+  For the period November 4, 2008 to October 31, 2009.
#  Consolidated; See Note 2.

See Notes to Financial Statements

        AIG SERIES TRUST
        STATEMENT OF CHANGES IN NET ASSETS -- OCTOBER 31, 2009

                                                                                                   SUNAMERICA
                                                                                                  ALTERNATIVE
                                          2015 HIGH WATERMARK FUND    2020 HIGH WATERMARK FUND  STRATEGIES FUND#
                                         --------------------------  -------------------------  ----------------
                                            FOR THE       FOR THE      FOR THE       FOR THE     FOR THE PERIOD
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     NOVEMBER 4,
                                          OCTOBER 31,   OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   2008@ THROUGH
                                             2009          2008         2009          2008      OCTOBER 31, 2009
                                         ------------  ------------  -----------  ------------  ----------------
OPERATIONS:
 Net investment income (loss)........... $  3,017,986  $  3,455,916  $ 1,098,912  $  1,415,551    $     34,112
 Net realized gain (loss) on investments    3,067,801   (28,502,360)  (4,118,493)  (18,666,599)     (5,636,221)
 Net unrealized gain (loss) on
   investments..........................    9,422,681    (5,600,999)   8,174,866    (5,599,436)     14,946,499
                                         ------------  ------------  -----------  ------------    ------------
Net Increase (decrease) in net assets
 resulting from operations..............   15,508,468   (30,647,443)   5,155,285   (22,850,484)      9,344,390
                                         ------------  ------------  -----------  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........   (1,739,111)   (2,855,973)    (813,455)   (1,249,133)             --
 Net investment income (Class C)........     (912,472)   (1,200,606)    (219,641)     (364,151)             --
 Net investment income (Class I)........     (556,548)     (904,695)    (277,527)     (458,859)             --
 Net investment income (Class W)........           --            --           --            --              --
 Net realized gain on securities (Class
   A)...................................           --    (5,522,922)          --    (2,718,561)             --
 Net realized gain on securities (Class
   C)...................................           --    (2,959,957)          --    (1,025,858)             --
 Net realized gain on securities (Class
   I)...................................           --    (1,517,346)          --      (871,092)             --
 Net realized gain on securities (Class
   W)...................................           --            --           --            --              --
                                         ------------  ------------  -----------  ------------    ------------
Total distributions to shareholders.....   (3,208,131)  (14,961,499)  (1,310,623)   (6,687,654)             --
                                         ------------  ------------  -----------  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM TRUST SHARE
 TRANSACTIONS (NOTE 7)..................  (11,382,804)   88,756,510    1,413,712    21,862,030     258,128,722
                                         ------------  ------------  -----------  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.      917,533    43,147,568    5,258,374    (7,676,108)    267,473,112

NET ASSETS:
Beginning of period.....................  224,423,614   181,276,046   62,548,846    70,224,954              --
                                         ------------  ------------  -----------  ------------    ------------
End of period+.......................... $225,341,147  $224,423,614  $67,807,220  $ 62,548,846    $267,473,112
                                         ============  ============  ===========  ============    ============
--------
+ Includes accumulated undistributed
 net investment income (loss)........... $  2,515,043  $  2,705,188  $   897,940  $  1,109,651    $     62,838
                                         ============  ============  ===========  ============    ============

@  Commencement of operations.
#  Consolidated; See Note 2.

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                                2015 HIGH WATERMARK FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
 10/31/05     $10.33     $0.22      $ 0.27      $ 0.49     $(0.04)     $(0.09)    $(0.13) $10.69    4.74%  $ 58,350     1.65%
 10/31/06      10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219     1.65
 10/31/07      11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199     1.65
 10/31/08      11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924     1.65
 10/31/09       9.24      0.14        0.53        0.67      (0.15)         --      (0.15)   9.76    7.22    108,280     1.44
                                                                         CLASS C
                                                                         -------
 10/31/05     $10.33     $0.15      $ 0.26      $ 0.41     $(0.03)     $(0.09)    $(0.12) $10.62    3.92%  $ 32,569     2.30%
 10/31/06      10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450     2.30
 10/31/07      11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232     2.30
 10/31/08      11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196     2.30
 10/31/09       9.18      0.08        0.52        0.60      (0.10)         --      (0.10)   9.68    6.51     88,676     2.09
                                                                         CLASS I
                                                                         -------
 2/18/05#-
 10/31/05     $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269     1.15%(3)
 10/31/06      10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097     1.18
 10/31/07      11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845     1.18
 10/31/08      11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304     1.18
 10/31/09       9.29      0.19        0.53        0.72      (0.19)         --      (0.19)   9.82    7.76     28,385     0.97

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    2.12%         1%
    2.94          1
    3.09         14
    1.85         26
    1.48         46


    1.47%         1%
    2.28          1
    2.44         14
    1.16         26
    0.83         46



    2.73%(3)      1%
    3.42          1
    3.56         14
    2.34         26
    1.95         46

--------
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/05 10/31/06 10/31/07 10/31/08 10/31/09
                                         -------- -------- -------- -------- --------
2015 High Watermark Fund Class A........   0.13%    0.07%    0.08%    0.04%    0.26%
2015 High Watermark Fund Class C........   0.14     0.08     0.09     0.05     0.26
2015 High Watermark Fund Class I........   0.52     0.48     0.42     0.41     0.67

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
 10/31/05     $10.29     $0.21      $ 0.45      $ 0.66     $(0.03)     $(0.07)    $(0.10) $10.85    6.42%  $22,847     1.65%
 10/31/06      10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75    34,897     1.65
 10/31/07      11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679     1.65
 10/31/08      11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762     1.65
 10/31/09       7.74      0.14        0.50        0.64      (0.16)         --      (0.16)   8.22    8.32    38,471     1.59
                                                                        CLASS C
                                                                        -------
 10/31/05     $10.29     $0.15      $ 0.44      $ 0.59     $(0.02)     $(0.07)    $(0.09) $10.79    5.73%  $ 9,008     2.30%
 10/31/06      10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07    14,751     2.30
 10/31/07      11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411     2.30
 10/31/08      11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330     2.30
 10/31/09       7.69      0.08        0.50        0.58      (0.11)         --      (0.11)   8.16    7.59    16,839     2.24
                                                                        CLASS I
                                                                        -------
 2/18/05#-
 10/31/05     $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $ 5,841     1.15%(3)
 10/31/06      10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34    10,621     1.18
 10/31/07      12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135     1.18
 10/31/08      12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457     1.18
 10/31/09       7.79      0.17        0.50        0.67      (0.20)         --      (0.20)   8.26    8.66    12,497     1.12

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    2.07%         0%
    3.06          0
    3.27          4
    2.05         50
    1.68         14


    1.41%         0%
    2.42          0
    2.62          4
    1.41         50
    1.03         14



    2.73%(3)      0%
    3.55          0
    3.74          4
    2.53         50
    2.15         14

--------
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/05 10/31/06 10/31/07 10/31/08 10/31/09
                                         -------- -------- -------- -------- --------
2020 High Watermark Fund Class A........   0.43%    0.19%    0.17%    0.15%    0.23%
2020 High Watermark Fund Class C........   0.50     0.22     0.21     0.20     0.26
2020 High Watermark Fund Class I........   0.87     0.65     0.53     0.59     0.64

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                            SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                            ---------------------------------------
                                                                            CLASS A
                                                                            -------
 11/04/08@-
 10/31/09     $10.00     $ 0.00      $0.22      $0.22       $--          $--        $--   $10.22   2.20%   $235,868
                                                                            CLASS C
                                                                            -------
 11/04/08@-
 10/31/09     $10.00     $(0.03)     $0.19      $0.16       $--          $--        $--   $10.16   1.60%   $ 19,728
                                                                            CLASS W
                                                                            -------
 11/04/08@-
 10/31/09     $10.00     $ 0.04      $0.21      $0.25       $--          $--        $--   $10.25   2.50%   $ 11,877

                      RATIO
                      OF NET
    RATIO OF        INVESTMENT
    EXPENSE         INCOME TO
   TO AVERAGE        AVERAGE      PORTFOLIO
NET ASSETS(3)(4) NET ASSETS(3)(4) TURNOVER
---------------- ---------------- ---------






      1.72%            0.02%         51%



      2.37%           (0.34)%        51%



      1.52%            0.50%         51%

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                                       10/31/09(3)
                                                       -----------
              SunAmerica Alternative Strategies Fund
               Class A................................    0.24%
              SunAmerica Alternative Strategies Fund
               Class C................................    0.40
              SunAmerica Alternative Strategies Fund
               Class W................................    0.68

See Notes to Financial Statements

        AIG SERIES TRUST -- 2015 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- OCTOBER 31, 2009 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds.  72.9%
                      United States Treasury Bills.  16.0
                      Resolution Funding...........   7.0
                      Federal Home Loan Mtg. Corp..   2.7
                      Repurchase Agreement.........   1.7
                                                    -----
                                                    100.3%
                                                    =====

CREDIT QUALITY+#

                         Government -- Treasury.  88.2%
                         Government -- Agency...  11.8
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG SERIES TRUST -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009

                                                PRINCIPAL   MARKET VALUE
                SECURITY DESCRIPTION             AMOUNT       (NOTE 3)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 9.7%
       FEDERAL HOME LOAN MTG. CORP. -- 2.7%
          zero coupon due 11/24/14............ $  2,260,000 $  1,922,220
          zero coupon due 06/01/15............    5,000,000    4,133,125
                                                            ------------
                                                               6,055,345
                                                            ------------
       RESOLUTION FUNDING -- 7.0%
         Resolution Funding Corp. STRIPS
          zero coupon due 07/15/15(2).........   19,054,000   15,959,859
                                                            ------------
       TOTAL U.S. GOVERNMENT AGENCIES
          (cost $21,857,171)..................                22,015,204
                                                            ------------
       U.S. GOVERNMENT TREASURIES -- 72.9%
       UNITED STATES TREASURY BONDS -- 72.9%
         U.S. Treasury Bond STRIPS
          zero coupon due 08/15/15(2).........   91,413,000   77,907,918
          zero coupon due 08/15/15(2).........  101,142,000   86,273,418
                                                            ------------
       TOTAL U.S. GOVERNMENT TREASURIES
          (cost $158,361,363).................               164,181,336
                                                            ------------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $180,218,534).................               186,196,540
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 16.0%
       U.S. GOVERNMENT TREASURIES -- 16.0%
         United States Treasury Bills
          0.23% due 11/27/09(1)...............   10,000,000    9,998,306
          0.23% due 02/18/10..................   14,000,000   13,997,396
          0.24% due 11/27/09(1)...............   12,000,000   11,997,968
                                                            ------------
       TOTAL SHORT-TERM INVESTMENT SECURITIES
          (cost $35,986,758)..................                35,993,670
                                                            ------------

                                                PRINCIPAL  MARKET VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 3)
        ----------------------------------------------------------------
        REPURCHASE AGREEMENT -- 1.7%
          Agreement with State Street Bank
           & Trust Co., bearing interest at
           0.01%, dated 10/30/09, to be
           repurchased 11/02/09 in the
           amount of $3,825,003 and
           collateralized by Federal Home
           Loan Bank Bonds, bearing interest
           at 4.38% due 09/17/10 and having
           approximate value of $3,903,698
           (cost $3,825,000).................. $3,825,000  $  3,825,000
                                                           ------------
        TOTAL INVESTMENTS
           (cost $220,030,292)(3).............      100.3%  226,015,210
        Liabilities in excess of other assets.       (0.3)     (674,063)
                                               ----------  ------------
        NET ASSETS                                  100.0% $225,341,147
                                               ==========  ============

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)Principal Only
(3)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                                  MARKET
                                                       MARKET    VALUE AT     UNREALIZED
NUMBER OF                                             VALUE AT  OCTOBER 31,  APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE    2009     (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index  December 2009    $51,082     $51,650        $568
                                                                                 ====

        AIG SERIES TRUST -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2009 (see note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies...............     $         --         $22,015,204             $--           $ 22,015,204
  U.S. Government Treasuries.............      164,181,336                  --              --            164,181,336
Short-Term Investment Securities:
  U.S. Government Treasuries.............       13,997,396          21,996,274              --             35,993,670
Repurchase Agreements....................               --           3,825,000              --              3,825,000
Other Financial Instruments+
  Open Futures Contracts -- Appreciation.              568                  --              --                    568
                                              ------------         -----------             ---           ------------
TOTAL                                         $178,179,300         $47,836,478             $--           $226,015,778
                                              ============         ===========             ===           ============

--------
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        AIG SERIES TRUST -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- OCTOBER 31, 2009 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds.  70.4%
                      United States Treasury Bills.  22.1
                      Resolution Funding...........   6.5
                      Repurchase Agreements........   1.2
                                                    -----
                                                    100.2%
                                                    =====

CREDIT QUALITY+#

                         Government -- Treasury.  91.5%
                         Government -- Agency...   8.5%
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG SERIES TRUST -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009

                                                  PRINCIPAL   MARKET VALUE
                SECURITY DESCRIPTION               AMOUNT       (NOTE 3)
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES -- 6.5%
      RESOLUTION FUNDING -- 6.5%
        Resolution Funding Corp. STRIPS
         zero coupon due 07/15/20(1)
         (cost $4,538,612)...................... $ 7,000,000  $ 4,405,723
                                                              -----------
      U.S. GOVERNMENT TREASURIES -- 70.4%
      UNITED STATES TREASURY BONDS -- 70.4%
        U.S. Treasury Bond STRIPS
         zero coupon due 08/15/20(1)
         (cost $44,504,018).....................  72,890,000   47,700,309
                                                              -----------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $49,042,630).....................               52,106,032
                                                              -----------
      SHORT-TERM INVESTMENT SECURITIES -- 22.1%
      U.S. GOVERNMENT TREASURIES -- 22.1%
        United States Treasury Bills
         0.23% due 11/27/09(2)..................   5,000,000    4,999,155
         0.23% due 02/18/10.....................   5,000,000    4,999,070
         0.24% due 11/27/09(2)..................   5,000,000    4,999,155
                                                              -----------
      TOTAL SHORT-TERM INVESTMENT SECURITIES
         (cost $14,994,911).....................               14,997,380
                                                              -----------
      REPURCHASE AGREEMENT -- 1.2%
        Agreement with State Street Bank
         & Trust Co., bearing interest at
         0.01%, dated 10/30/09, to be
         repurchased 11/02/09 in the
         amount of $827,001 and
         collateralized by $815,000 of Federal
         Home Loan Bank Bonds, bearing
         interest at 4.38% due 09/17/10 and
         having approximate value of $847,274
         (cost $827,000)........................     827,000      827,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $64,864,541)(3)..................       100.2%  67,930,412
      Liabilities in excess of other assets.....        (0.2)    (123,192)
                                                 -----------  -----------
      NET ASSETS                                       100.0% $67,807,220
                                                 ===========  ===========

--------
(1)Principal Only.
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities.

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------
                                                                   MARKET
                                                        MARKET    VALUE AT     UNREALIZED
NUMBER OF                                              VALUE AT  OCTOBER 31,  APPRECIATION
CONTRACTS TYPE     DESCRIPTION       EXPIRATION MONTH TRADE DATE    2009     (DEPRECIATION)
--------- ---- --------------------- ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index   December 2009    $51,082     $51,650        $568
                                                                                  ====

        AIG SERIES TRUST -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2009 (see note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- -----------
Long-Term Investment Securities:
  U.S. Government Agencies...............      $        --         $ 4,405,723             $--           $ 4,405,723
  U.S. Government Treasuries.............       47,700,309                  --              --            47,700,309
Short-Term Investment Securities:
  U.S. Government Treasuries.............        4,999,070           9,998,310              --            14,997,380
Repurchase Agreements....................               --             827,000              --               827,000
Other Financial Instruments+
  Open Futures Contracts -- Appreciation.              568                  --              --                   568
                                               -----------         -----------             ---           -----------
TOTAL                                          $52,699,947         $15,231,033             $--           $67,930,980
                                               ===========         ===========             ===           ===========

--------
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO PROFILE -- OCTOBER 31, 2009** -- (UNAUDITED)


INDUSTRY ALLOCATION*

  Federal Home Loan Bank................................................ 21.4%
  United States Treasury Notes.......................................... 16.1
  Federal National Mtg. Assoc........................................... 13.2
  Federal Farm Credit Bank..............................................  8.5
  Exchange Traded Funds.................................................  7.9
  Export/Import Banks...................................................  6.9
  United States Treasury Bills..........................................  5.6
  Repurchase Agreement..................................................  4.0
  Banks-Commercial......................................................  3.9
  Banks-Money Center....................................................  3.9
  Time Deposit..........................................................  3.0
  Finance-Consumer Loans................................................  1.9
  Federal Home Loan Mtg. Corp...........................................  1.9
  Diversified Financial Services........................................  0.6
                                                                         ----
                                                                         98.8%
                                                                         ====
CREDIT QUALITY+#

                         Government -- Treasury.  21.3%
                         Government -- Agency...  56.0
                         AAA....................   3.3
                         Not Rated@.............  19.4
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
** Consolidated; See Note 2 and Note 11.

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009**


                                                   PRINCIPAL  MARKET VALUE
                SECURITY DESCRIPTION                AMOUNT      (NOTE 3)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES -- 2.5%
     DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       General Electric Capital Corp.
        FDIC Guar. Notes
        0.61% due 06/08/12(1).................... $ 1,000,000 $ 1,007,500
       General Electric Capital Corp.
        FDIC Guar. Notes
        2.20% due 06/08/12.......................     500,000     508,903
                                                              -----------
                                                                1,516,403
                                                              -----------
     FINANCE-CONSUMER LOANS -- 1.9%
       John Deere Capital Corp.
        FDIC Guar. Notes
        2.88% due 06/19/12.......................   5,000,000   5,179,705
                                                              -----------
     TOTAL U.S. CORPORATE BONDS & NOTES
        (cost $6,596,503)........................               6,696,108
                                                              -----------
     COMMODITY INDEX-LINKED NOTES -- 10.8%
     BANKS-COMMERCIAL -- 3.9%
       Credit Suisse New York
        (Indexed to the S&P GSCI Official Close
        Index Total Return)
        Senior Notes
        0.14% due 11/13/09(1)(2)(7)..............   7,600,000  10,555,273
                                                              -----------
     EXPORT/IMPORT BANKS -- 6.9%
       Eksportfinans ASA
        (Indexed to the S&P GSCI Official Close
        Index Total Return)
        Notes
        0.04% due 03/23/10(1)(2).................   5,000,000   9,197,462
       Swedish Export Credit
        (Indexed to the S&P GSCI Official Close
        Index Total Return)
        Notes
        0.02% due 03/23/10(1)(2).................   5,000,000   9,197,462
                                                              -----------
                                                               18,394,924
                                                              -----------
     TOTAL COMMODITY INDEX-LINKED NOTES
        (cost $17,600,000).......................              28,950,197
                                                              -----------
     HEDGE FUND INDEX-LINKED NOTES -- 3.9%
     BANKS-MONEY CENTER -- 3.9%
       Deutsche Bank AG London
        (Indexed to the HFRX Global Hedge Fund
        Index)
        Bank Guaranteed Notes
        zero coupon due 09/14/12(2)(7)(8)
        (cost $10,000,000).......................  10,000,000  10,386,800
                                                              -----------
     U.S. GOVERNMENT AGENCIES -- 42.4%
     FEDERAL FARM CREDIT BANK -- 8.5%
        2.25% due 01/12/12.......................   4,000,000   4,012,060
        2.80% due 09/24/13.......................  10,000,000  10,029,110
        4.45% due 12/22/15.......................   1,350,000   1,354,424
        4.88% due 02/18/11.......................   7,000,000   7,379,827
                                                              -----------
                                                               22,775,421
                                                              -----------
     FEDERAL HOME LOAN BANK -- 18.8%
        1.25% due 09/29/11.......................   5,000,000   5,003,305
        1.75% due 02/10/12.......................   5,000,000   5,014,870
        2.00% due 04/27/12(3)....................  10,000,000   9,995,500
        2.00% due 10/05/12.......................  10,000,000  10,054,960
        2.25% due 01/29/13.......................  15,000,000  15,021,465
        2.75% due 08/12/13.......................   5,000,000   5,082,205
                                                              -----------
                                                               50,172,305
                                                              -----------

                                                     SHARES/
                                                    PRINCIPAL  MARKET VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 3)
    ----------------------------------------------------------------------
    FEDERAL HOME LOAN MTG. CORP. -- 1.9%
       1.50% due 01/07/11......................... $ 5,000,000 $  5,052,755
                                                               ------------
    FEDERAL NATIONAL MTG. ASSOC. -- 13.2%
       2.00% due 01/09/12.........................   5,000,000    5,082,030
       2.00% due 09/28/12.........................  10,000,000   10,001,370
       2.38% due 07/06/12.........................  10,000,000   10,109,776
       3.50% due 08/25/14.........................  10,000,000   10,138,413
                                                               ------------
                                                                 35,331,589
                                                               ------------
    TOTAL U.S. GOVERNMENT AGENCIES
       (cost $112,673,340)........................              113,332,070
                                                               ------------
    U.S. GOVERNMENT TREASURIES -- 16.1%
    UNITED STATES TREASURY NOTES -- 16.1%
       0.63% due 04/15/13 TIPS(6).................   1,531,590    1,544,991
       0.88% due 04/15/10 TIPS(6).................  28,480,250   28,549,229
       1.13% due 06/30/11.........................   2,000,000    2,014,610
       1.50% due 07/15/12.........................   1,000,000    1,006,406
       1.63% due 01/15/15 TIPS(6).................   1,469,338    1,519,272
       1.88% due 07/15/15 TIPS(6).................   1,442,415    1,512,169
       1.88% due 07/15/13 TIPS(6).................   1,645,098    1,722,212
       2.00% due 01/15/14 TIPS(6).................   1,518,413    1,593,979
       2.00% due 07/15/14 TIPS(6).................   1,488,422    1,569,937
       2.63% due 06/30/14.........................   1,000,000    1,019,141
       3.25% due 06/30/16.........................   1,000,000    1,022,812
                                                               ------------
    TOTAL U.S. GOVERNMENT TREASURIES
       (cost $41,908,027).........................               43,074,758
                                                               ------------
    EXCHANGE TRADED FUNDS -- 7.9%
    CORPORATE BONDS -- 7.9%
      iShares Barclays MBS Bond Fund..............      74,700    8,012,322
      iShares iBoxx $ High Yield Corporate Bond
       Fund.......................................      61,000    5,195,980
      iShares iBoxx $ Investment Grade Corporate
       Bond Fund..................................      50,500    5,336,840
      SPDR Barclays Capital High Yield Bond
       ETF........................................      66,399    2,522,498
                                                               ------------
    TOTAL EXCHANGE TRADED FUNDS
       (cost $19,306,744).........................               21,067,640
                                                               ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $208,084,614)........................              223,507,573
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 11.2%
    TIME DEPOSIT -- 3.0%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 11/02/09(7)......................   8,098,556    8,098,556
                                                               ------------
    U.S. GOVERNMENT AGENCY -- 2.6%
      Federal Home Loan Bank Disc. Notes
       0.82% due 12/21/09.........................   7,000,000    6,992,222
                                                               ------------
    U.S. GOVERNMENT TREASURIES -- 5.6%
      United States Treasury Bills
       0.15% due 04/15/10(4)......................   5,000,000    4,996,470
       0.16% due 02/11/10(7)......................   5,000,000    4,999,020
       0.36% due 02/11/10(7)......................   5,000,000    4,999,020
                                                               ------------
                                                                 14,994,510
                                                               ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
       (cost $30,080,031).........................               30,085,288
                                                               ------------

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009** -- (CONTINUED)

                                                 PRINCIPAL   MARKET VALUE
                SECURITY DESCRIPTION              AMOUNT       (NOTE 3)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 4.0%
         Agreement with State Street Bank
          & Trust Co., bearing interest at
          0.01%, dated 10/30/09, to be
          repurchased 11/02/09 in the
          amount of $10,758,009 and
          collateralized by United States
          Treasury Notes, bearing interest at
          0.10% due 03/18/10 and having
          approximate value of $10,975,608
          (cost $10,758,000)................... $10,758,000  $ 10,758,000
                                                             ------------
       TOTAL INVESTMENTS
          (cost $248,922,645)(5)...............        98.8%  264,350,861
       Other assets less liabilities...........         1.2     3,122,251
                                                -----------  ------------
       NET ASSETS                                     100.0% $267,473,112
                                                ===========  ============

--------
** Consolidated; See Note 2 and Note 11.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.
(2)Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 3.
(3)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)See Note 6 for cost of investments on a tax basis.
(6)Principal amount of security is adjusted for inflation.
(7)All or a portion of this security is owned by the SunAmerica Alternative Strategies Cayman Fund Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(8)Illiquid security. At October 31, 2009, the aggregate value of these securities was $10,386,800 representing 3.9% of net assets.
FDIC-- Federal Deposit Insurance Corporation
GSCI -- Goldman Sachs Commodity Index
HFRX-- Hedge Fund Research Index
TIPS-- Treasury Inflation Protected Securities

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                      MARKET     VALUE AT     UNREALIZED
NUMBER OF                                                            VALUE AT   OCTOBER 31,  APPRECIATION
CONTRACTS TYPE             DESCRIPTION             EXPIRATION MONTH TRADE DATE     2009     (DEPRECIATION)
--------- ----- ---------------------------------- ---------------- ----------- ----------- --------------
   25     Long  Australian $ Currency Futures       December 2009   $ 2,144,514 $ 2,242,250   $  97,736
   20     Long  British Pound Currency Futures      December 2009     2,088,200   2,055,250     (32,950)
   29     Long  Copper High Grade Futures(7)        December 2009     2,098,750   2,142,738      43,988
   11     Long  Euro FX Currency Futures            December 2009     2,008,916   2,024,825      15,909
   179    Long  E-Mini MSCI EAFE Index              December 2009    13,746,192  13,459,905    (286,287)
   80     Long  E-Mini MSCI Emerging Market Index   December 2009     3,590,390   3,584,000      (6,390)
   22     Long  Gold 100 OZ Futures(7)              December 2009     2,102,100   2,288,880     186,780
   15     Long  Japanese Yen Currency Futures       December 2009     2,066,869   2,083,688      16,819
   14     Short Natural Gas Futures(7)              December 2009       728,560     706,300      22,260
   40     Long  NIKKEI 225 Index                    December 2009     2,091,160   1,948,000    (143,160)
   39     Long  Russell 2000 Mini Index             December 2009     2,332,707   2,191,020    (141,687)
   152    Long  E-Mini S&P 500 Index                December 2009     7,932,256   7,850,800     (81,456)
   40     Long  Soybean Futures(7)                  January 2010      1,979,025   1,953,000     (26,025)
   39     Long  E-Mini S&P Mid 400 Futures          December 2009     2,680,517   2,563,860    (116,657)
   17     Short U.S. Treasury Long Bonds            December 2009     2,012,058   2,042,655     (30,597)
                                                                                              ---------
                                                                                          .   $(481,717)
                                                                                              =========

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2009** -- (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2009 (see note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS       TOTAL
                                          --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  U.S. Corporate Bonds & Notes...........      $        --        $  6,696,108             $--           $  6,696,108
  Commodity Index-Linked Notes...........               --          28,950,197              --             28,950,197
  Hedge Fund Index-Linked Notes..........               --          10,386,800              --             10,386,800
  U.S Government Agencies................               --         113,332,070              --            113,332,070
  U.S. Government Treasuries.............       43,074,758                  --              --             43,074,758
  Exchange Traded Funds..................       21,067,640                  --              --             21,067,640
Short-Term Investment Securities:
  Time Deposit...........................                            8,098,556              --              8,098,556
  U.S Government Agencies................               --           6,992,222              --              6,992,222
  U.S. Government Treasuries.............       14,994,510                  --              --             14,994,510
Repurchase Agreements....................               --          10,758,000              --             10,758,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation.          383,492                  --              --                383,492
  Open Futures Contracts -- Depreciation.         (865,209)                 --              --               (865,209)
                                               -----------        ------------             ---           ------------
TOTAL                                          $78,655,191        $185,213,953             $--           $263,869,144
                                               ===========        ============             ===           ============

--------
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.
** Consolidated; See Note 2 and Note 11.

See Notes to Financial Statements

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009

NOTE 1. ORGANIZATION

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of three different investment funds (each, a "Fund" and collectively, the "Funds"), which were offered to shareholders as of October 31, 2009. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*. SunAmerica Alternative Strategies Fund commenced operations on November 4, 2008. An Investor may invest in one or more of the following Funds: 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively, the "High Watermark Funds") and SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"). The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). Each Fund seeks high total return as a secondary objective. The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the High Watermark Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the High Watermark Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the High Watermark Funds' ability to meet the Payment Undertaking.

   The High Watermark Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the High Watermark Funds' subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the High Watermark Funds' assets will be insufficient to allow a High Watermark Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the High Watermark Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If the High Watermark Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. As described under
   Note 4 SunAmerica has contractually agreed to reduce its fees in the event that a High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the High Watermark Fund's fixed income


--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

   securities, and the High Watermark Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the High Watermark Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and a High Watermark Fund is within three years of its initial Protected Maturity Date, the High Watermark Fund can terminate early. If a High Watermark Fund terminates early under these circumstances, the High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the High Watermark Fund or continuing to operate the High Watermark Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date Early High Watermark Fund Termination.

   Please refer to the High Watermark Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, Master Agreement and the early closure and termination conditions.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide commodity and hedge fund exposure and by investing in U.S. Government Securities and other fixed income securities.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments there under, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

   Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

NOTE 2. BASIS FOR CONSOLIDATION FOR THE SUNAMERICA ALTERNATIVE STRATEGIES CAYMAN FUND LTD.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"). The Subsidiary was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Subsidiary. As of October 31, 2009, net assets of the Alternative Strategies Fund were $267,473,112 of which approximately $38,908,320, or approximately 14.5%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Subsidiary.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, reference indices, etc.)
   Level 3 -- Significant unobservable inputs (including inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of October 31, 2009 are reported on a schedule following the Portfolio of Investments.

   DERIVATIVE INSTRUMENTS:

   The following tables represent the value of derivatives held that are subject to the provisions of Accounting Standards Codification ASC 815-10-50 Disclosures About Derivative Instruments and Hedging Activities as of October 31, 2009, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ending October 31, 2009:

                                                             2015 HIGH WATERMARK FUND
                         -------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES 2009                          LIABILITY DERIVATIVES 2009
                         -----------------------------------------------  -------------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES             STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)               LOCATION                 FAIR VALUE               LOCATION                 FAIR VALUE
-----------------------  ------------------------------------  ---------- -------------------------------------- ----------
 Equity Contracts(2)....                                                  Variation margin on futures contracts    $1,430
                                                                                                                   ======

                                                                                                     CHANGE IN UNREALIZED
                                                                                                         APPRECIATION
                                                                                                      (DEPRECIATION) ON
                                   LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                    DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)              STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  ------------------------------------------------ ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures and options contracts/Change in unrealized appreciation
                         (depreciation) on futures and options contracts           $12,747                 $(4,180)
                                                                                   =======                 =======

--------
(1)The Fund's derivative contracts held during the six months ended October 31, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures and written options contracts was $50.

                                                             2020 HIGH WATERMARK FUND
                         -------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES 2009                          LIABILITY DERIVATIVES 2009
                         -----------------------------------------------  -------------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES             STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)               LOCATION                 FAIR VALUE               LOCATION                 FAIR VALUE
-----------------------  ------------------------------------  ---------- -------------------------------------- ----------
 Equity Contracts(2)....                                                  Variation margin on futures contracts    $1,430
                                                                                                                   ======

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


                                                                                                     CHANGE IN UNREALIZED
                                                                                                         APPRECIATION
                                                                                                      (DEPRECIATION) ON
                                   LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                    DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)              STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  ------------------------------------------------ ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures and options contracts/Change in unrealized appreciation
                         (depreciation) on futures and options contracts          $(12,939)                $(4,180)
                                                                                  ========                 =======

--------
(1)The Fund's derivative contracts held during the six months ended October 31, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures and written options contracts was $50.

                                                      SUNAMERICA ALTERNATIVE STRATEGIES FUND
                         -------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES 2009                          LIABILITY DERIVATIVES 2009
                         -----------------------------------------------  -------------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES             STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)               LOCATION                 FAIR VALUE               LOCATION                 FAIR VALUE
-----------------------  ------------------------------------  ---------- -------------------------------------- ----------
 Equity Contracts(2)....                                                  Variation margin on futures contracts   1,063,070
 Interest Rate
  Contracts(2)..........                                                  Variation margin on futures contracts      61,256
 Commodity
  Contracts(2)..........                                                  Variation margin on futures contracts      87,010
                                                                                                                 ----------
                                                                                                                 $1,211,336
                                                                                                                 ==========

                                                                                                     CHANGE IN UNREALIZED
                                                                                                         APPRECIATION
                                                                                                      (DEPRECIATION) ON
                                   LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                    DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)              STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  ------------------------------------------------ ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures and options contracts/Change in unrealized appreciation
                         (depreciation) on futures and options contracts          8,369,607               (4,001,672)
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures and options contracts/Change in unrealized appreciation
                         (depreciation) on futures and options contracts            340,888                   66,917
 Commodity
  Contracts(2).......... Net realized gain (loss) on futures and options contracts/Change in unrealized appreciation
                         (depreciation) on futures and options contracts            462,750                  227,003
                                                                                 ----------              -----------
                                                                                 $9,173,245              $(3,707,752)
                                                                                 ==========              ===========

--------
(1)The Fund's derivative contracts held during the six months ended October 31, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures, interest rate futures and commodity futures contracts was $25,335, $6,030,208 and $908,367 respectively.

      FUTURES CONTRACTS. The Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity, bond or commodity markets, or to hedge against changes in interest rates, prices of stocks, bonds, commodities, other instruments, or currency rates, or to enhance income or total return. As of October 31, 2009, the following Funds had open futures contracts: 2015 High Watermark Fund, 2020 High Watermark Fund and SunAmerica Alternative Strategies Fund, which are reported on a schedule following the Portfolio of Investments.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

   securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures, commodity futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A commodity futures contract is an agreement between two parties whereby one party agrees to buy an asset from the other party at a later date at a price and quantity agreed upon when the contract is made. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

   A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

   The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(s). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

      OPTIONS. The Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. As of October 31, 2009, the none of the Funds had open options contracts.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

   Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


   Transactions in call options written during the period ended October 31, 2009 are summarized as follows:

                                                     2015 HIGH WATERMARK FUND
                                                     -----------------------
                                                     NUMBER OF    PREMIUMS
                                                     CONTRACTS    RECEIVED
                                                     ---------    ---------
Options outstanding at October 31, 2008.............    (54)     $(312,327)
Options written.....................................    (13)       (17,503)
Options terminated in closing purchase transactions.     67        329,830
Options expired.....................................     --             --
Options exercised...................................     --             --
                                                        ---       ---------
Options outstanding at October 31, 2009.............     --      $      --
                                                        ===       =========

                                                     2020 HIGH WATERMARK FUND
                                                     -----------------------
                                                     NUMBER OF    PREMIUMS
                                                     CONTRACTS    RECEIVED
                                                     ---------    ---------
Options outstanding at October 31, 2008.............    (51)     $(316,789)
Options written.....................................    (29)      (110,694)
Options terminated in closing purchase transactions.     80        427,483
Options expired.....................................     --             --
Options exercised...................................     --             --
                                                        ---       ---------
Options outstanding at October 31, 2009.............     --      $      --
                                                        ===       =========

      COMMODITY-LINKED AND HEDGE FUND-LINKED NOTES. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes, in order to gain exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. Hedge fund linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index.

   REPURCHASE AGREEMENTS: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS, DISTRIBUTION AND SERVICE AGREEMENTS

   The Trust, on behalf of the High Watermark Funds and Alternative Strategies Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to SunAmerica with respect to High Watermark Funds and Alternative Strategies Fund are computed daily and payable monthly and are as follows: 0.65% of the average daily net assets of the High Watermark Funds and 1.00% of the average daily net assets of the Alternative Strategies Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   The Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Subsidiary to SunAmerica (the "Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place. For the period ended October 31, 2009, the amount of advisory fees waived was $116,620.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement") SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

   reimbursement made by SunAmerica. Effective as of September 1, 2006 until October 31, 2007, SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the August 25, 2009 board meeting to continue in effect until October 31, 2010.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos. Pelagos' fee will be 0.40% of the average daily net assets of the Fund. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Subsidiary is in place.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                     PERCENTAGE
----                                     ----------
2015 High Watermark Class A.............    1.65%
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
SunAmerica Alternative Strategies Class
 A......................................    1.72
SunAmerica Alternative Strategies Class
 C......................................    2.37
SunAmerica Alternative Strategies Class
 W......................................    1.52

   For the period ended October 31, 2009, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $487,379, and $42,548 for 2015 High Watermark Fund and 2020 High Watermark Fund, respectively.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to prevent an early closure condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis.

   Further, any voluntary or contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waiver, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended October 31, 2009, SunAmerica has contractually and voluntarily waived and/or reimbursed expenses as follows:

                                           OTHER
                                          EXPENSES
FUND                                     REIMBURSED
----                                     ----------
2015 High Watermark.....................  $291,736
2020 High Watermark.....................    41,980
SunAmerica Alternative Strategies.......   266,606

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $151,252
2015 High Watermark Class C.............     125,866
2015 High Watermark Class I.............     159.631
2020 High Watermark Class A.............      66,302
2020 High Watermark Class C.............      32,388
2020 High Watermark Class I.............      70,693
SunAmerica Alternative Strategies Class
 A......................................     125,905
SunAmerica Alternative Strategies Class
 C......................................      22,224
SunAmerica Alternative Strategies Class
 W......................................      18,987

   For the period ended October 31, 2009, the amounts recouped by the Adviser are as follows:

FUND
----
SunAmerica Alternative Strategies Class
 A...................................... $31,164
SunAmerica Alternative Strategies Class
 C......................................   3,393
SunAmerica Alternative Strategies Class
 W......................................   1,595

   As of October 31, 2009, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................    $291,736
2020 High Watermark.....................      64,846
SunAmerica Alternative Strategies.......     266,606

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $197,319
2015 High Watermark Class C.............     158,113
2015 High Watermark Class I.............     273,089
2020 High Watermark Class A.............     117,314
2020 High Watermark Class C.............      57,353
2020 High Watermark Class I.............     141,412
SunAmerica Alternative Strategies Class
 A......................................      94,741
SunAmerica Alternative Strategies Class
 C......................................      18,831
SunAmerica Alternative Strategies Class
 W......................................      17,392

   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)

   given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended October 31, 2009, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended October 31, 2009, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the Alternative Strategies Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended October 31, 2009, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended October 31, 2009, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         CLASS A                    CLASS A       CLASS C
                          -------------------------------------- ------------- -------------
                                                                  CONTINGENT    CONTINGENT
                           SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                      CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                      -------- -------------- -------------- ------------- -------------
2015 High Watermark...... $497,865    $127,334       $297,289       $8,058        $14,518
2020 High Watermark......  232,234      99,006         98,849          428          1,583
SunAmerica Alternative
 Strategies..............  590,078     131,579        370,681          290          2,493

   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS")*, an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended October 31, 2009, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                     PAYABLE AT
FUND                                     EXPENSES OCTOBER 31, 2009
----                                     -------- ----------------
2015 High Watermark Class A............. $252,401     $20,356
2015 High Watermark Class C.............  202,614      16,646
2015 High Watermark Class I.............   63,931       5,333
2020 High Watermark Class A.............   87,734       7,250
2020 High Watermark Class C.............   35,672       3,152
2020 High Watermark Class I.............   26,780       2,351
SunAmerica Alternative Strategies Class
 A......................................  422,415      43,786
SunAmerica Alternative Strategies Class
 C......................................   16,471       3,459
SunAmerica Alternative Strategies Class
 W......................................    7,294       1,786

   At October 31, 2009, Variable Annuity Life Insurance Company, an indirect wholly-owned subsidiary of SunAmerica, owned 99.9% and 99.1% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

   At October 31, 2009, the following affiliates owned a percentage of the outstanding shares of the Alternative Strategies Fund: Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 23.0% and 35.8% of the Class A shares, respectively.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


   On March 4, 2009, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders.
   The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2009 were as follows:

                                      PURCHASES         SALES
                                    OF PORTFOLIO    OF PORTFOLIO
                                     SECURITIES      SECURITIES    PURCHASES     SALES
                                   (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.     OF U.S.
                                     GOVERNMENT      GOVERNMENT    GOVERNMENT  GOVERNMENT
FUND                                 SECURITIES)     SECURITIES)   SECURITIES  SECURITIES
----                               --------------- --------------- ----------- ----------
2015 High Watermark...............            --             --     98,124,668 82,828,330
2020 High Watermark...............            --             --     12,160,184  6,993,052
SunAmerica Alternative Strategies.   112,843,661     42,221,128    176,237,789 22,005,000

--------
* Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

NOTE 6. FEDERAL INCOME TAXES

   At October 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                    2015           2020            SUNAMERICA
                                               HIGH WATERMARK HIGH WATERMARK ALTERNATIVE STRATEGIES
                                                    FUND           FUND               FUND
                                               -------------- -------------- ----------------------
Cost..........................................  $220,030,292   $65,010,727        $248,804,766
                                                ============   ===========        ============
Appreciation..................................     6,000,602     3,198,760          15,426,071
Depreciation..................................       (15,684)     (279,075)            (10,325)
                                                ------------   -----------        ------------
Unrealized appreciation (depreciation) -- net.  $  5,984,918   $ 2,919,685        $ 15,415,746
                                                ============   ===========        ============

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense and derivative transactions.

                                        DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                               ---------------------------------------- ------------------------
                                             FOR THE PERIOD ENDED OCTOBER 31, 2009
                               -----------------------------------------------------------------
                                            LONG-TERM      UNREALIZED
                                ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                             INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                           ---------- -------------- -------------- ---------- -------------
2015 High Watermark........... $2,515,043  $(27,038,437)  $ 5,984,918   $3,208,131      $--
2020 High Watermark...........    897,940   (23,300,936)    2,919,685    1,310,623       --
SunAmerica Alternative
 Strategies...................    820,533    (6,807,691)   15,415,746           --       --

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


                                   TAX DISTRIBUTIONS
                                 FOR THE PERIOD ENDED
                                   OCTOBER 31, 2008
                               -------------------------
                                            LONG-TERM
                                ORDINARY  GAINS/CAPITAL
FUND                             INCOME   LOSS CARRYOVER
----                           ---------- --------------
2015 High Watermark........... $8,939,238   $6,022,261
2020 High Watermark...........  3,925,566    2,762,088
SunAmerica Alternative
 Strategies...................         --           --

   For the period ended October 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of non-deductible expenses, to the components of net assets as follows:

                                    ACCUMULATED      ACCUMULATED
                                   UNDISTRIBUTED  UNDISTRIBUTED NET
                                   NET INVESTMENT   REALIZED GAIN
FUND                               INCOME (LOSS)       (LOSS)       CAPITAL PAID-IN
----                               -------------- ----------------- ---------------
2015 High Watermark...............    $    --            $--           $     --
2020 High Watermark...............         --             --                 --
SunAmerica Alternative Strategies.     28,726             --            (28,726)

   As of October 31, 2009, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                CAPITAL LOSS CARRYFORWARD
                                   ----------------------------------------------------
FUND                               2010 2011 2012 2013 2014 2015    2016        2017
----                               ---- ---- ---- ---- ---- ---- ----------- ----------
2015 High Watermark............... $--  $--  $--  $--  $--  $--  $27,038,437 $       --
2020 High Watermark...............  --   --   --   --   --   --   21,986,511  1,314,425
SunAmerica Alternative Strategies.  --   --   --   --   --   --           --  6,807,691

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current period ended October 31, 2009.

                                       CAPITAL LOSS          CAPITAL LOSS
FUND                               CARRYFORWARD UTILIZED CARRYFORWARD EXPIRED
----                               --------------------- --------------------
2015 High Watermark...............      $5,781,902               $--
2020 High Watermark...............              --                --
SunAmerica Alternative Strategies.              --                --

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


NOTE 7. CAPITAL SHARE TRANSACTIONS

   Transactions in capital shares of each class of each fund were as follows:

                                                                2015 HIGH WATERMARK FUND
                          ----------------------------------------------------------------------------------------------------
                                   CLASS A                   CLASS A                   CLASS C                  CLASS C
                          ------------------------  ------------------------  ------------------------  ----------------------
                                   FOR THE                   FOR THE                   FOR THE                  FOR THE
                                 YEAR ENDED                YEAR ENDED                YEAR ENDED               YEAR ENDED
                              OCTOBER 31, 2009          OCTOBER 31, 2008          OCTOBER 31, 2009         OCTOBER 31, 2008
                          ------------------------  ------------------------  ------------------------  ----------------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Shares sold..............  1,519,555  $ 14,689,711   4,665,980  $ 46,890,817   1,132,251  $ 10,906,292  5,341,499  $53,119,264
Reinvested shares........    165,085     1,594,721     736,570     7,726,622      83,420       803,337    341,517    3,575,687
Shares redeemed.......... (2,592,629)  (25,048,998) (1,962,325)  (19,721,402) (1,443,921)  (13,866,534)  (869,329)  (8,640,837)
                          ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Net increase (decrease)..   (907,989) $ (8,764,566)  3,440,225  $ 34,896,037    (228,250) $ (2,156,905) 4,813,687  $48,054,114
                          ==========  ============  ==========  ============  ==========  ============  =========  ===========

                                      2015 HIGH WATERMARK FUND
                          ------------------------------------------------
                                   CLASS I                  CLASS I
                          ------------------------  ----------------------
                                   FOR THE                  FOR THE
                                 YEAR ENDED               YEAR ENDED
                              OCTOBER 31, 2009         OCTOBER 31, 2008
                          ------------------------  ----------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                          ----------  ------------  ---------  -----------
Shares sold..............    264,637  $  2,567,970    629,780  $ 6,332,161
Reinvested shares........     57,495       556,548    230,671    2,422,042
Shares redeemed..........   (368,916)   (3,585,851)  (289,214)  (2,947,844)
                          ----------  ------------  ---------  -----------
Net increase (decrease)..    (46,784) $   (461,333)   571,237  $ 5,806,359
                          ==========  ============  =========  ===========

                                                              2020 HIGH WATERMARK FUND
                          -----------------------------------------------------------------------------------------------
                                   CLASS A                  CLASS A                 CLASS C                CLASS C
                          ------------------------  ----------------------  ----------------------  ---------------------
                                   FOR THE                  FOR THE                 FOR THE                FOR THE
                                 YEAR ENDED               YEAR ENDED              YEAR ENDED              YEAR ENDED
                              OCTOBER 31, 2009         OCTOBER 31, 2008        OCTOBER 31, 2009        OCTOBER 31, 2008
                          ------------------------  ----------------------  ----------------------  ---------------------
                            SHARES       AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ----------  ------------  ---------  -----------  ---------  -----------  --------  -----------
Shares sold..............    807,925  $  6,561,314  1,680,692  $16,217,374    431,592  $ 3,470,522   669,271  $ 6,326,961
Reinvested shares........     83,067       685,308    357,259    3,754,796     24,228      199,402   118,250    1,241,624
Shares redeemed.......... (1,087,930)   (8,822,235)  (638,043)  (6,191,453)  (255,208)  (2,060,931) (219,283)  (2,136,246)
                          ----------  ------------  ---------  -----------  ---------  -----------  --------  -----------
Net increase (decrease)..   (196,938) $ (1,575,613) 1,399,908  $13,780,717    200,612  $ 1,608,993   568,238  $ 5,432,339
                          ==========  ============  =========  ===========  =========  ===========  ========  ===========

                                      2020 HIGH WATERMARK FUND
                          ------------------------------------------------
                                   CLASS I                  CLASS I
                          ------------------------  ----------------------
                                   FOR THE                  FOR THE
                                 YEAR ENDED               YEAR ENDED
                              OCTOBER 31, 2009         OCTOBER 31, 2008
                          ------------------------  ----------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                          ----------  ------------  ---------  -----------
Shares sold..............    321,379  $  2,612,988    291,078  $ 2,862,315
Reinvested shares........     33,640       277,527    126,421    1,329,951
Shares redeemed..........   (185,902)   (1,510,183)  (164,364)  (1,543,292)
                          ----------  ------------  ---------  -----------
Net increase (decrease)..    169,117  $  1,380,332    253,135  $ 2,648,974
                          ==========  ============  =========  ===========

                                           SUNAMERICA ALTERNATIVE STRATEGIES FUND
                          ------------------------------------------------------------------------
                                   CLASS A                  CLASS C                 CLASS W
                          ------------------------  ----------------------  ----------------------
                               FOR THE PERIOD           FOR THE PERIOD          FOR THE PERIOD
                              NOVEMBER 4, 2008@        NOVEMBER 4, 2008@       NOVEMBER 4, 2008@
                                   THROUGH                  THROUGH                 THROUGH
                              OCTOBER 31, 2009         OCTOBER 31, 2009        OCTOBER 31, 2009
                          ------------------------  ----------------------  ----------------------
                            SHARES       AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
                          ----------  ------------  ---------  -----------  ---------  -----------
Shares sold.............. 26,389,221  $259,068,225  2,223,416  $21,614,198  1,231,692  $12,206,154
Reinvested shares........         --            --         --           --         --           --
Shares redeemed.......... (3,316,910)  (31,269,588)  (282,122)  (2,767,462)   (72,614)    (722,805)
                          ----------  ------------  ---------  -----------  ---------  -----------
Net increase (decrease).. 23,072,311  $227,798,637  1,941,294  $18,846,736  1,159,078  $11,483,349
                          ==========  ============  =========  ===========  =========  ===========

--------
@  Commencement of operations.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


NOTE 8. LINE OF CREDIT

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. Prior to October 16, 2009, interest was payable at the Federal funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2009.

NOTE 9. INTERFUND LENDING AGREEMENT

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2009, none of the Funds participated in this program.

NOTE 10. TRUSTEES RETIREMENT PLAN

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               RETIREMENT RETIREMENT RETIREMENT
                                  PLAN       PLAN       PLAN
                               LIABILITY   EXPENSE    PAYMENTS
                               ---------- ---------- ----------
FUND                                AS OF OCTOBER 31, 2009
----                           --------------------------------
2015 High Watermark...........    $69       $1,598     $8,140
2020 High Watermark...........     26          589      3,070
SunAmerica Alternative
 Strategies...................     --           --         --

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2009 -- (CONTINUED)


NOTE 11. TRANSACTIONS WITH AFFILIATES

   As discussed in Note 2, the Alternative Strategies Fund owned 100% of the Subsidiary. During the period ended October 31, 2009, the Alternative Strategies Fund recorded unrealized gain/(loss) on the investment in the Subsidiary as follows:

                                    NET ASSETS AT                REALIZED    SALES   DIVIDEND UNREALIZED   NET ASSETS AT
CONSOLIDATED SUBSIDIARY            OCTOBER 31, 2008  PURCHASES  GAIN/(LOSS) PROCEEDS  INCOME  GAIN/(LOSS) OCTOBER 31, 2009
-----------------------            ---------------- ----------- ----------- -------- -------- ----------- ----------------
SunAmerica Alternative Strategies
 Cayman Fund Ltd..................       $--        $35,000,000     $--       $--      $--    $3,908,320    $38,908,320
                                         ===        ===========     ===       ===      ===    ==========    ===========

NOTE 12. INVESTMENT CONCENTRATION

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the SunAmerica Alternative Strategies Funds' concentration in such investments, it may be subject to risks associated with the U.S. government. At the end of the period, the Fund had 45.0%, of its total net assets invested in such securities.

NOTE 13. SUBSEQUENT EVENTS

   The Funds have performed an evaluation of subsequent events through December 29, 2009, which is the date the financial statements were issued. The following subsequent event was noted:

   Effective as of the close of business on February 12, 2010, the 2015 High Watermark Fund will no longer accept orders to buy Fund shares from new investors or existing shareholders. The Fund will, however, continue to accept reinvestments of dividends and capital gains distributions from existing shareholders after February 12, 2010. The closing of the Fund does not restrict shareholders from selling shares of the Fund and shareholders may redeem their shares at any time, in accordance with the terms set forth in the Fund's Prospectus. Shareholders should note, however, that while they are not restricted from selling shares as a result of the closing of the Fund, if they redeem shares prior to the Fund's Protected Maturity Date, they will not be entitled to receive the Protected High Watermark Value on those shares.

        AIG SERIES TRUST
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIG Series Trust:

In our opinion, the accompanying statements of assets and liabilities (consolidated statement of assets and liabilities for SunAmerica Alternative Strategies Fund), including the portfolios of investments (consolidated portfolio of investments for SunAmerica Alternative Strategies Fund), and the related statements of operations (consolidated statement of operations for SunAmerica Alternative Strategies Fund) and of changes in net assets (consolidated statements of changes in net assets for SunAmerica Alternative Strategies Fund) and the financial highlights (consolidated financial highlights for SunAmerica Alternative Strategies Fund) present fairly, in all material respects, the financial position of each of the three funds constituting AIG Series Trust (hereafter referred to as the "Funds") at October 31, 2009, the results of each of their operations for the year or period then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2007 were audited by another independent registered public accounting firm whose report, dated December 19, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas
December 29, 2009

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- OCTOBER 31, 2009 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of AIG Series Trust (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica Asset Management Corp. ("SunAmerica") and Trajectory Asset Management LLC ("Trajectory") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the 2015 High Watermark Fund (the "2015 Fund") and the 2020 High Watermark Fund (the "2020 Fund"), and SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2010 at an in-person meeting held on August 25, 2009. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement among SunAmerica, Trajectory and the Trust (the "Subadvisory Agreement") with respect to the Funds for a one-year period ending August 31, 2010./1/

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and Trajectory, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Funds as compared with a peer universe of funds; (c) information on the profitability of SunAmerica, Trajectory and their affiliates, a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; and (g) a discussion of the key personnel of SunAmerica, Trajectory and their affiliates.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including the Disinterested Trustees, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND TRAJECTORY

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and Trajectory. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Trajectory. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

--------
1 An Advisory Agreement between SunAmerica and the Trust, with respect to the SunAmerica Alternative Strategies Fund, was previously approved by the Board for an initial two-year period ending August 31, 2010 at an in-person Board meeting held on August 26-27, 2008. At this same meeting, the Board approved a Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC, with respect to the SunAmerica Alternative Strategies Fund, for an initial two-year period ending August 31, 2010. Therefore, neither of these Agreements was subject to renewal at the August 25, 2009 Board meeting.

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- OCTOBER 31, 2009 -- (UNAUDITED) (CONTINUED)


The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2009, SunAmerica managed, advised an/or administered approximately $35.3 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of subadvisory services provided by Trajectory. The Board observed that Trajectory is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by Funds, subject to the oversight and review of SunAmerica. The Board reviewed Trajectory's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds and concluded, based on their experience with Trajectory, that: (i) Trajectory is able to retain high quality portfolio managers and other investment personnel; (ii) Trajectory exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) Trajectory had been responsive to requests of the Board and of SunAmerica. The Board considered that Trajectory has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also considered Trajectory's code of ethics, compliance and regulatory history. The Board noted that Trajectory has not experienced any material regulatory or compliance problems nor have they been involved in any material litigation or administrative proceedings that would potentially impact their ability to effectively serve as subadviser to the Funds. The Board concluded that the nature and extent of services to be provided by Trajectory under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE. The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and Trajectory with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices. The Board noted that the Lipper report did not include performance comparisons for the Funds' peer group ("Peer Group") because of the limited number of funds in the Peer Group. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 25, 2009 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three- and four-year periods ended May 31, 2009 and since inception. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2009. In addition, the Board received a report prepared by SunAmerica that detailed the Funds' performance for the three-month period ended June 30, 2009.

For the 2015 Fund, the Board considered that the Fund ranked in the first quintile of its Peer Universe, which consists of all funds within the applicable Lipper classification (i.e. mixed-asset target 2015 funds), for all periods ended May 31, 2009. For the 2020 Fund, the Board then considered that the Fund ranked in the first quintile of its Peer Universe (consisting of all funds within the mixed-asset target 2020 classification) for the one-, two- and three-year periods ended May 31, 2009, ranked in the third quintile for the four-year period and ranked in the second quintile since inception. The Board also noted that the Funds have certain restrictions on their investment techniques in the master agreement that backs the payment undertaking on these Funds, which likely contributed to the Funds' performance. In particular, the Board observed that, due to these restrictions, the Funds likely had a higher allocation to fixed income securities than the funds in the respective Peer Universe, which, as a result of the significant decline in the equity markets over the past year, contributed to the Funds' strong relative performance. The Board also observed that the Funds' relative rankings could decline during a rising equity market. The Board acknowledged the inherent limitations in comparing the Funds to their respective Peer Universe, noting that while the Funds generally tailor their portfolios' risk level over time in a manner similar ordinary target date funds, the Funds also seek to preserve principal and investment gains at the Funds' protected maturity dates and are therefore subject to restrictions in the master agreement that backs the payment undertaking.

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- OCTOBER 31, 2009 -- (UNAUDITED) (CONTINUED)


CONSIDERATION OF THE MANAGEMENT FEE AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND TRAJECTORY AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Trajectory pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Trajectory or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each class of the Funds. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Funds since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Trajectory pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether Trajectory was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board did not consider services and fees paid under investment advisory contracts that Trajectory has with other registered investment companies or other types of clients with similar investment strategies to the Funds since Trajectory informed the Board that there were no such Funds or accounts.

In connection with its renewal of the Subadvisory Agreement, the Board was also asked to approve the continuation of an arrangement whereby SunAmerica agrees to pay a minimum annual fee to Trajectory (the "Minimum Fee Arrangement"). The Minimum Fee Arrangement was initially approved by the Board at its August 29, 2006 meeting, and continues in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of the Disinterested Trustees. The Minimum Fee Arrangement, which is reflected in the Subadvisory Agreements, provides that SunAmerica pay Trajectory a minimum fee equal to the percentage of each Fund's average daily net assets, accrued daily and payable monthly, at the following rates: 0.25% for the 2015 Fund; and 0.20% for the 2020 Fund. The Board noted that the Minimum Fee Arrangement provides for a reasonable allocation of fees among SunAmerica and Trajectory and would result in SunAmerica retaining less of the management fees. The Board further noted that the Minimum Fee Arrangement did not modify the services provided under the Subadvisory Agreement nor did it impact the fee payable by the Funds pursuant to the Advisory Agreement. The Board, including a majority of the Disinterested Trustees, approved the continuation of the Minimum Fee Arrangement for a one-year period ending October 31, 2010.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- OCTOBER 31, 2009 -- (UNAUDITED) (CONTINUED)

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement, Rule 12b-1 Plans and Administrative and Shareholder Service Agreements. Additionally, the Board considered whether SunAmerica, Trajectory and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also considered whether Trajectory had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Funds to date.

The Board concluded that SunAmerica and Trajectory had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to Trajectory's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and Trajectory's brokerage and soft dollar practices. The Board considered that SunAmerica and Trajectory are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits Trajectory derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Trajectory in return for allocating brokerage, and noted that Trajectory has informed the Board that it does not presently pay commissions to soft dollar brokers.

CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement, each for a one-year period ending August 31, 2010. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        AIG SERIES TRUST
        TRUSTEE AND OFFICER INFORMATION -- (UNAUDITED)

The following table contains basic information regarding the Trustees who oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                     NUMBER OF
                        POSITION       TERM OF                                        FUNDS IN
        NAME,           HELD WITH    OFFICE AND                                     FUND COMPLEX
     ADDRESS AND        SUNAMERICA    LENGTH OF         PRINCIPAL OCCUPATIONS       OVERSEEN BY       OTHER DIRECTORSHIPS
    DATE OF BIRTH*       COMPLEX    TIME SERVED(4)       DURING PAST 5 YEARS         TRUSTEE(1)        HELD BY TRUSTEE(2)
----------------------- ----------  --------------  ------------------------------  ------------ ------------------------------

DISINTERESTED TRUSTEES
Jeffrey S. Burum        Trustee     2004-present    Founder and Chairman of              31      None
DOB: February 27, 1963                              National Community Renaissance
                                                    (1992 to present); Founder,
                                                    Owner and Partner of Colonies
                                                    Crossroads, Inc. (2000 to
                                                    present); Owner and Managing
                                                    Member of Diversified Pacific
                                                    Development Group, LLC (June
                                                    1998 to present).

Dr. Judith L. Craven    Trustee     2004-present    Retired.                             80      Director, Belo Corp. (1992 to
DOB: October 6, 1945                                                                             present); Director, Sysco
                                                                                                 Corp. (1996 to present);
                                                                                                 Director, Luby's, Inc. (1998
                                                                                                 to present).

William F. Devin        Trustee     2004-present    Retired.                             80      Director, Boston Options
DOB: December 30, 1938                                                                           Exchange (2001 to Present).

Samuel M. Eisenstat     Chairman    2004-present    Attorney, solo practitioner.         41      Director, North European Oil
DOB: March 7, 1940      of the                                                                   Royal Trust.
                        Board

Stephen J. Gutman       Trustee     2004-present    Vice President, Corcoran Group       41      None
DOB: May 10, 1943                                   (Real Estate) (2003 to
                                                    present); President and Member
                                                    of Managing Directors, Beau
                                                    Brummell Soho, LLC (licensing
                                                    of menswear specialty
                                                    retailing and other
                                                    activities) (1988 to present).

William J. Shea         Trustee     2004-present    Executive Chairman, Lucid,           41      Chairman of the Board, Royal
DOB: February 9, 1948                               Inc. (medical technology and                 and SunAlliance U.S.A., Inc.
                                                    information); Managing                       (2005 to present); Director,
                                                    Partner, DLB Capital, LLC                    Boston Private Holdings (2004
                                                    (Private Equity) (2006 to                    to present).
                                                    present); President and CEO,
                                                    Conseco, Inc. (Financial
                                                    Services) (2001 to 2004);
                                                    Chairman of the Board of
                                                    Centennial Technologies, Inc.
                                                    (1998 to 2001).

INTERESTED TRUSTEE
Peter A. Harbeck(3)     Trustee     2004-present    President, CEO and Director,         89      None
DOB: January 23, 1954                               SunAmerica (1995 to present);
                                                    Director, SunAmerica Capital
                                                    Services, Inc. ("SACS") (1993
                                                    to present); Chairman, AIG
                                                    Advisor Group, Inc. (2004 to
                                                    present).

        AIG SERIES TRUST
        TRUSTEE AND OFFICER INFORMATION -- (UNAUDITED) (CONTINUED)

                                                                                                NUMBER OF
                        POSITION       TERM OF                                                   FUNDS IN
        NAME,           HELD WITH    OFFICE AND                                                FUND COMPLEX
     ADDRESS AND        SUNAMERICA    LENGTH OF               PRINCIPAL OCCUPATIONS            OVERSEEN BY  OTHER DIRECTORSHIPS
    DATE OF BIRTH*       COMPLEX    TIME SERVED(4)            DURING PAST 5 YEARS               TRUSTEE(1)  HELD BY TRUSTEE(2)
----------------------- ----------- --------------  ------------------------------------------ ------------ -------------------

OFFICERS
John T. Genoy           President   2007-present    Chief Financial Officer, SunAmerica            N/A      N/A
DOB: November 8, 1968                               (2002 to present); Senior Vice President,
                                                    SunAmerica (2003 to present); Chief
                                                    Operating Officer, SunAmerica (2006 to
                                                    present).

Donna M. Handel         Treasurer   2004-present    Senior Vice President, SunAmerica              N/A      N/A
DOB: June 25, 1966                                  (2004 to present); Vice President,
                                                    SunAmerica (1997 to 2004).

Gregory N. Bressler     Secretary   2005-present    Senior Vice President and General              N/A      N/A
DOB: November 17, 1966  and Chief                   Counsel, SunAmerica (2005 to Present);
                        Legal                       Vice President and Director of U.S.
                        Officer                     Asset Management Compliance,
                                                    Goldman Sachs Asset Management, L.P.
                                                    (2004 to 2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management, LLC. (2002-2004).

James Nichols           Vice        2006-present    Director, President and CEO, SACS              N/A      N/A
DOB: April 7, 1966      President                   (2006 to present); Senior Vice President,
                                                    SACS (2002 to 2006); Senior Vice
                                                    President SunAmerica (2002 to present).

Cynthia A. Skrehot      Vice        2004-present    Vice President, SunAmerica (2002 to            N/A      N/A
DOB: December 6, 1967   President                   present); Chief Compliance Officer,
                        and Chief                   SunAmerica (2003-2006).
                        Compliance
                        Officer

Gregory R. Kingston     Vice        2004-present    Vice President, SunAmerica (2001 to            N/A      N/A
DOB: January 18, 1966   President                   present)
                        and
                        Assistant
                        Treasurer

Nori L. Gabert          Vice        2004-present    Vice President and Deputy General              N/A      N/A
DOB: August 15, 1953    President                   Counsel, SunAmerica (2005-present);
                        and                         Vice President and Senior Counsel,
                        Assistant                   SunAmerica (2001-2005).
                        Secretary

Matthew J. Hackethal    Anti-Money  2006-present    Chief Compliance Officer, SunAmerica           N/A      N/A
DOB: December 31, 1971  Laundering                  (2006 to present); Vice President, Credit
                        Compliance                  Suisse Asset Management (2001 to
                        Officer                     2006); Chief Compliance Officer, Credit
                                                    Suisse Alternative Funds (2005 to 2006);
                                                    Chief Compliance Officer Credit Suisse
                                                    Asset Management Securities, Inc. (2004
                                                    to 2005).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (5 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (14 portfolios), Anchor Series Trust, Inc. (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), the Trust (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), and Brazos Mutual Fund (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

OTHER INFORMATION

The most recent annual and/or quarterly report of Prudential Financial and PGF is available without charge by calling (800) 858-8850.

        AIG SERIES TRUST
        SHAREHOLDER TAX INFORMATION -- OCTOBER 31, 2009 -- (UNAUDITED)

Certain tax information regarding the AIG Series Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable period ended October 31, 2009. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year end December 31, 2009. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in early 2010.

During the period ended October 31, 2009, the Funds paid the following long-term capital gain dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                              NET LONG-   QUALIFYING % FOR THE
                                                TERM         70% DIVIDENDS
                                            CAPITAL GAINS  RECEIVED DEDUCTION
                                            ------------- --------------------
 2015 High Watermark Class A...............      $--              -- %
 2015 High Watermark Class C...............       --               --
 2015 High Watermark Class I...............       --               --
 2020 High Watermark Class A...............       --               --
 2020 High Watermark Class C...............       --               --
 2020 High Watermark Class I...............       --               --
 SunAmerica Alternative Strategies Class A.       --               --
 SunAmerica Alternative Strategies Class C.       --               --
 SunAmerica Alternative Strategies Class H.       --               --

For the period ended October 31, 2009, none of the dividends paid by the Funds are subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

2015 HIGH WATERMARK FUND

For the annual period ended October 31, 2009, Class A shares of the 2015 High Watermark Fund returned 7.22% (before maximum sales charge), underperforming the Fund's benchmark, the Dow Jones Target Maturity 2015 Index,* which returned 15.74% for the same period.

Over the annual period, the Federal Reserve and U.S. Treasury undertook a series of actions aimed at stimulating an economy that had entered its worst recession since the second World War. Toward the end of the reporting period, the decline in national economic output slowed and appeared to rebound, though lagging economic indicators, including the unemployment rate, continued to worsen.

During the early part of the reporting period, U.S. Treasury markets rallied strongly in response to a global flight to safety on the part of investors. Treasuries gave back a portion of these gains in the ensuing months, but 10-year Treasuries posted a 7.60% total return over the annual period.

Equity markets extended their previous steep declines in the opening months of the annual period before the S&P 500 Index** bottomed out in March and began a recovery that persisted throughout the balance of the period and led to a total return for the S&P 500 of 9.80% over the annual period.

The proprietary methodology used by Trajectory resulted in a very low level of equity exposure for the Fund during the annual period. This minimal equity exposure helped to protect shareholders during the declining equity markets in the first half of the annual period. As the equity markets rallied in the later portion of the period, this minimal equity exposure detracted from Fund performance. The historically low interest rate environment that the Federal Reserve has found necessary to jump start the economy precluded the Fund's methodology from increasing equity exposure during the period.

As a result of the Fund's considerable exposure to U.S. government securities, the Fund's performance was more sensitive to performance of the U.S. Treasury market and was only minimally affected by performance of the equity market. The benchmark's performance, on the other hand, was influenced by performance of both equity and fixed income markets. Thus, the Fund's minimal equity exposure and significant exposure to U.S. government securities led the Fund to underperform its benchmark.

--------
Past performance is no guarantee of future results.

* The Dow Jones Target Maturity 2015 Index is part of a series of balanced indexes with risk profiles that become more conservative over time. The index allocates among stocks, bonds and cash on a monthly basis to hit predefined risk levels. The U.S. Target index series consists of six Dow Jones equity indexes, three/AMBAC bond indexes and the one-to-three months T-bill index. You may not invest directly in the Dow Jones Target Maturity 2015 Index and, unlike the Fund, benchmarks do not incur fees and expenses.

** The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

Since inception, $10,000 invested in 2015 High Watermark Fund Class A shares would have increased to $11,606. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2015 Index would be valued at $12,456.

                                    [CHART]

                Dow Jones Target          2015 High Watermark
              Maturity 2015 Index           Fund Class A/#/
              -------------------         -------------------
 6/24/2004        $10,000.00                   $ 9,425
 6/30/2004         10,057.01                     9,453
 7/31/2004          9,855.90                     9,293
 8/31/2004          9,941.39                     9,482
 9/30/2004         10,101.15                     9,585
10/31/2004         10,243.60                     9,736
11/30/2004         10,511.74                     9,877
12/31/2004         10,771.10                    10,236
 1/31/2005         10,624.25                    10,121
 2/28/2005         10,727.13                    10,179
 3/31/2005         10,601.13                     9,950
 4/30/2005         10,487.83                     9,978
 5/31/2005         10,800.05                    10,350
 6/30/2005         10,927.69                    10,407
 7/31/2005         11,170.87                    10,522
 8/31/2005         11,190.32                    10,608
 9/30/2005         11,185.30                    10,503
10/31/2005         11,005.12                    10,198
11/30/2005         11,268.71                    10,503
12/31/2005         11,343.46                    10,583
 1/31/2006         11,591.73                    10,748
 2/28/2006         11,601.25                    10,748
 3/31/2006         11,666.84                    10,700
 4/30/2006         11,680.20                    10,739
 5/31/2006         11,481.72                    10,436
 6/30/2006         11,504.85                    10,417
 7/31/2006         11,520.21                    10,544
 8/31/2006         11,741.37                    10,875
 9/30/2006         11,883.34                    11,139
10/31/2006         12,115.47                    11,382
11/30/2006         12,334.62                    11,646
12/31/2006         12,318.03                    11,619
 1/31/2007         12,439.93                    11,705
 2/28/2007         12,513.97                    11,652
 3/31/2007         12,562.20                    11,673
 4/30/2007         12,779.24                    12,005
 5/31/2007         12,967.64                    12,155
 6/30/2007         12,840.12                    11,887
 7/31/2007         12,647.53                    11,770
 8/31/2007         12,784.66                    11,952
 9/30/2007         13,003.01                    12,284
10/31/2007         13,181.16                    12,552
11/30/2007         12,997.85                    12,316
12/31/2007         12,974.81                    12,243
 1/31/2008         12,744.57                    11,891
 2/29/2008         12,584.43                    11,774
 3/31/2008         12,543.45                    11,809
 4/30/2008         12,849.10                    11,751
 5/31/2008         12,984.65                    11,645
 6/30/2008         12,470.40                    11,317
 7/31/2008         12,447.91                    11,282
 8/31/2008         12,651.33                    11,446
 9/30/2008         11,945.92                    11,259
10/31/2008         10,761.32                    10,825
11/30/2008         10,646.70                    11,247
12/31/2008         11,025.38                    11,606
 1/31/2009         10,649.98                    11,464
 2/28/2009         10,196.47                    11,416
 3/31/2009         10,582.38                    11,761
 4/30/2009         11,187.61                    11,618
 5/31/2009         11,450.33                    11,475
 6/30/2009         11,528.21                    11,392
 7/31/2009         12,020.16                    11,404
 8/31/2009         12,291.41                    11,499
 9/30/2009         12,597.69                    11,571
10/31/2009         12,455.54                    11,606


                       Class A            Class C            Class I
                  ------------------ ------------------ ------------------
                  Average            Average            Average
   2015 High      Annual  Cumulative Annual  Cumulative Annual  Cumulative
Watermark Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      1.09%     7.22%    5.51%     6.51%    7.76%     7.76%
--------------------------------------------------------------------------
5 Year Return      2.36%    19.21%    2.91%    15.43%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   2.82%    23.14%    3.34%    19.24%    3.16%    15.77%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ending October 31, 2009, the 2015 High Watermark
Class A returned 1.09%, compared to 15.74% for the Dow Jones Target Maturity 2015 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 5.75%, CLASS C: 1.00% CDSC. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

2020 HIGH WATERMARK FUND

For the annual period ended October 31, 2009, Class A shares of the 2020 High Watermark Fund returned 8.32% (before maximum sales charge), underperforming the Fund's benchmark, the Dow Jones Target Maturity 2020 Index*, which returned 15.48% for the same period.

Over the annual period, the Federal Reserve and U.S. Treasury undertook a series of actions aimed at stimulating an economy that had entered its worst recession since the second World War. Toward the end of the reporting period, the decline in national economic output slowed and appeared to rebound, though lagging economic indicators, including the unemployment rate, continued to worsen.

During the early part of the reporting period, U.S. Treasury markets rallied strongly in response to a global flight to safety on the part of investors. Treasuries gave back a portion of these gains in the ensuing months, but 10-year Treasuries posted a 7.60% total return over the annual period.

Equity markets extended their previous steep declines in the opening months of the reporting period before the S&P 500 Index** bottomed out in March and began a recovery which persisted throughout the balance of the period and led to a total return for the S&P 500 of 9.80% over the annual period.

The proprietary methodology used by Trajectory led to a significant reduction in the Fund's equity exposure during the annual period. This reduced equity exposure helped to protect shareholders during the declining equity markets in the first half of the annual period. As the equity markets rallied in the later portion of the period, this minimal equity exposure detracted from Fund performance. The historically low interest rate environment that the Federal Reserve has found necessary to jump-start the economy precluded the Fund's methodology from increasing equity exposure during the period.

As a result of the Fund's considerable exposure to U.S. government securities, the Fund's performance was more sensitive to performance of the U.S. Treasury market and was only minimally affected by performance of the equity market. The benchmark's performance, on the other hand, was influenced by performance of both equity and fixed income markets. Thus, the Fund's minimal equity exposure and significant exposure to U.S government securities lead the Fund to underperform its benchmark.

--------
Past performance is no guarantee of future results.

* The Dow Jones Target Maturity 2020 Index is part of a series of balanced indexes with risk profiles that become more conservative over time. The index allocates among stocks, bonds and cash on a monthly basis to hit predefined risk levels. The U.S. Target index series consists of six Dow Jones equity indexes, three/AMBAC bond indexes and the one-to-three months T-bill index. You may not invest directly in the Dow Jones Target Maturity 2020 Index and, unlike the Fund, benchmarks do not incur fees and expenses.

** The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

Since inception, $10,000 invested in 2020 High Watermark Fund Class A shares would be valued at $10,009. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2020 Index would be valued at $12,165.

                                    [CHART]

                        Dow Jones Target             2020 High Watermark
                      Maturity 2020 Index              Fund Class A/#/
                      -------------------            --------------------
 6/24/2004                  $10,000                       $ 9,425
 6/30/2004                   10,064                         9,444
 7/31/2004                    9,799                         9,246
 8/31/2004                    9,863                         9,425
 9/30/2004                   10,049                         9,529
10/31/2004                   10,203                         9,698
11/30/2004                   10,544                         9,896
12/31/2004                   10,838                        10,274
 1/31/2005                   10,644                        10,217
 2/28/2005                   10,782                        10,283
 3/31/2005                   10,642                        10,055
 4/30/2005                   10,471                        10,084
 5/31/2005                   10,828                        10,521
 6/30/2005                   10,972                        10,607
 7/31/2005                   11,295                        10,711
 8/31/2005                   11,286                        10,806
 9/30/2005                   11,307                        10,645
10/31/2005                   11,102                        10,321
11/30/2005                   11,428                        10,654
12/31/2005                   11,494                        10,802
 1/31/2006                   11,833                        10,938
 2/28/2006                   11,832                        10,986
 3/31/2006                   11,967                        10,821
 4/30/2006                   11,993                        10,772
 5/31/2006                   11,718                        10,442
 6/30/2006                   11,741                        10,471
 7/31/2006                   11,706                        10,607
 8/31/2006                   11,947                        10,977
 9/30/2006                   12,106                        11,317
10/31/2006                   12,400                        11,638
11/30/2006                   12,655                        11,949
12/31/2006                   12,661                        11,893
 1/31/2007                   12,839                        11,957
 2/28/2007                   12,864                        11,914
 3/31/2007                   12,938                        11,904
 4/30/2007                   13,224                        12,356
 5/31/2007                   13,504                        12,549
 6/30/2007                   13,344                        12,226
 7/31/2007                   13,053                        12,022
 8/31/2007                   13,193                        12,248
 9/30/2007                   13,458                        12,646
10/31/2007                   13,660                        12,905
11/30/2007                   13,342                        12,700
12/31/2007                   13,303                        12,524
 1/31/2008                   12,937                        11,950
 2/29/2008                   12,720                        11,676
 3/31/2008                   12,668                        11,616
 4/30/2008                   13,061                        11,831
 5/31/2008                   13,264                        11,831
 6/30/2008                   12,604                        11,174
 7/31/2008                   12,580                        11,031
 8/31/2008                   12,809                        11,318
 9/30/2008                   11,969                        10,578
10/31/2008                   10,534                         9,240
11/30/2008                   10,245                         9,778
12/31/2008                   10,601                        10,435
 1/31/2009                   10,136                         9,826
 2/28/2009                    9,576                         9,778
 3/31/2009                   10,031                        10,240
 4/30/2009                   10,768                         9,851
 5/31/2009                   11,066                         9,631
 6/30/2009                   11,134                         9,680
 7/31/2009                   11,702                         9,717
 8/31/2009                   12,014                         9,863
 9/30/2009                   12,373                        10,058
10/31/2009                   12,165                        10,009

                       Class A            Class C            Class I
                  ------------------ ------------------ ------------------
                  Average            Average            Average
   2020 High      Annual  Cumulative Annual  Cumulative Annual  Cumulative
Watermark Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      2.12%    8.32%     6.59%     7.59%    8.66%     8.66%
--------------------------------------------------------------------------
5 Year Return     -0.56%    3.20%    -0.02%    -0.08%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return       N/A      N/A       N/A       N/A      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   0.02%    6.19%     0.52%     2.81%   -0.25%    -1.16%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ending October 31, 2009, the 2020 High Watermark
Class A returned 2.12%, compared to 15.48% for the Dow Jones Target Maturity 2020 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 5.75%, CLASS C: 1.00% CDSC. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

SUNAMERICA ALTERNATIVE STRATEGIES FUND

From the Fund's commencement of operations on November 4, 2008, through the end of the period on October 31, 2009, Class A shares of the Alternative Strategies Fund returned 2.20% (before maximum sales charge), outperforming a blended benchmark, composed of 50% S&P GSCI Light Energy Total Return (TR) Index and 50% Hedge Fund Research Equal Weighted Strategies Index. This blended benchmark returned -0.45% for the period. The Fund underperformed the S&P 500 Index, a broad-based equity market index, which returned 10.08% for the same period.*

Commodity prices were under pressure from November 2008 to February 2009 as the credit crisis hurt worldwide growth and demand for commodities. The Fund's underweight to commodities contributed to its relative performance against the blended benchmark through February. Commodities indices bottomed in February and have rebounded with the monetary and fiscal stimulus policies of the U.S. and foreign governments, which were designed to inject liquidity into the economy and markets. Emerging economies largely avoided the steep drop experienced in the U.S. and continued to increase their demand for commodities. However, since the Fund commenced operations, the S&P GSCI Light Energy TR Index declined by 6%.

Hedge fund strategies were also under pressure from November 2008 to February 2009, especially relatively liquid strategies that allowed investors to raise cash during the credit crisis. However, hedge strategies rebounded along with the equity and commodities markets during the second half of the Fund's fiscal year. Since the Fund commenced operations, the Hedge Fund Research Equal Weighted Strategies Index returned 4.62%.

The Fund's holdings in high quality, short-term fixed income securities also contributed to the Fund's overall performance. The Barclays Capital U.S. 1-3 Year Government Bond Index**, which is representative of the Fund's fixed income positions, delivered a positive return of 3.59% for the twelve months ended October 31, 2009. The Fund's fixed income holdings helped to offset the negative commodity index returns, particularly in the early months of the annual period, when investors were fleeing risk and seeking the security of U.S. Treasury securities.

The Fund's underperformance versus the S&P 500, a widely-used index of broad-based equity market performance, is due to the low correlation between the Fund's investments and the broad equity markets. That is, the Fund and broad-based equity markets perform differently. The performance of the underlying sectors in which the Fund invests highlights this behavior. For example, the S&P GSCI Light Energy TR Index posted a negative return for the period while the Hedge Fund Research Equal Weighted Strategies Index, a diversified index of hedge fund strategies, posted a positive single digit return.

Despite all the volatility throughout these extraordinary times, the Fund's underweighting to commodities and tactical allocation between the S&P GSCI and the S&P GSCI Light Energy TR Index contributed to the Fund's performance versus its blended benchmark. In addition, the hedge fund exposure gained through hedge fund-linked notes and the manager's hedge fund replication strategy also contributed to the Fund's outperformance versus its blended benchmark.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit or protect against a loss.

* The S&P GOLDMAN SACHS COMMODITY INDEX (GSCI) LIGHT ENERGY TOTAL RETURN (TR) INDEX is a sub-index of the S&P GOLDMAN SACHS COMMODITY INDEX (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The combination of these attributes provides investors with a representative and realistic picture of realizable returns attainable in the commodities markets. Individual components qualify for inclusion in the S&P GSCI on the basis of liquidity and are weighted by their respective world production quantities. The principles behind the construction of the index are public and designed to allow easy and cost-efficient investment implementation. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly in an index.

** The BARCLAYS CAPITAL U.S. 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. Securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices). Inclusions: Public obligations of the U.S. Treasury with a remaining maturity of one year or more. Publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indices are not managed and an investor cannot invest directly in an index.

        AIG SERIES TRUST
        COMPARISONS: FUNDS VS. INDICES -- (UNAUDITED) (CONTINUED)

Since inception, $10,000 invested in SunAmerica Alternative Strategies Fund Class A shares would be valued at $9,632. The same amount invested in securities mirroring the performance of the Blended S&P GSCI Light Energy TR Index (50%) and Hedge Fund Research Equal Weighted Strategies Index (50%) and the S&P 500 Index would be valued at $9,956 and $11,008, respectively.

                                    [CHART]

                 Blended S&P GSCI
            Light Energy TR Index (50%)       SunAmerica
              and Hedge Fund Research        Alternative
             Equal Weighted Strategies     Strategies Fund    S&P 500
                    Index (50%)              Class A/#/         Index
            ---------------------------    ---------------    --------
11/03/2008          $10,000.00                $9,425          $10,000
11/30/2008            9,412.81                 9,133            9,306
12/31/2008            9,044.67                 8,935            9,405
 1/31/2009            8,839.77                 8,586            8,612
 2/28/2009            8,615.29                 8,294            7,695
 3/31/2009            8,788.07                 8,558            8,369
 4/30/2009            8,864.50                 8,718            9,170
 5/31/2009            9,589.14                 9,293            9,683
 6/30/2009            9,470.38                 9,284            9,702
 7/31/2009            9,625.94                 9,406           10,436
 8/31/2009            9,646.06                 9,425           10,813
 9/30/2009            9,712.96                 9,510           11,217
10/31/2009            9,955.50                 9,632           11,008



                             Class A            Class C            Class I
                        ------------------ ------------------ ------------------
                        Average            Average            Average
SunAmerica Alternative  Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Strategies Fund#      Return   Return+   Return   Return+   Return   Return+
----------------------  ------- ---------- ------- ---------- ------- ----------
1 Year Return             N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------
5 Year Return             N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------
10 Year Return            N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------
Since Inception*          N/A     2.20%      N/A     1.60%      N/A     2.50%
--------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/04/08; Class C: 11/04/08; Class W: 11/04/08
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

Since inception on November 4, 2008, the SunAmerica Alternative Strategies Fund Class A returned 2.20%, compared to -0.45% for the Blended Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 5.75%, CLASS C: 1.00% CDSC. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

[LOGO] AIG SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 JEFFREY S. BURUM                        The most recent annual and/or quar-        general information of shareholders of
 DR. JUDITH L. CRAVEN                    terly report of Prudential Financial and   the Funds. Distribution of this report
 WILLIAM F. DEVIN                        PGF is available without charge by call-   to persons other than shareholders of
 SAMUEL M. EISENSTAT                     ing (800) 858-8850.                        the Funds is authorized only in con-
 STEPHEN J. GUTMAN                                                                  nection with a currently effective pro-
 PETER A. HARBECK                        VOTING PROXIES ON FUND PORTFOLIO           spectus, setting forth details of the
 WILLIAM J. SHEA                         SECURITIES                                 Funds, which must precede or accom-
                                         A description of the policies and proce-   pany this report.
OFFICERS                                 dures that the Trust uses to determine
 JOHN T. GENOY, PRESIDENT AND CHIEF      how to vote proxies related to securities  DELIVERY OF SHAREHOLDER DOCUMENTS
   EXECUTIVE OFFICER                     held in a Fund's portfolio, which is       The Funds have adopted a policy that
 DONNA M. HANDEL, TREASURER              available in the Trust's Statement of      allows them to send only one copy of a
 JAMES NICHOLS, VICE PRESIDENT           Additional Information, may be ob-         Fund's prospectus, proxy material,
 GREGORY N. BRESSLER, CHIEF LEGAL        tained without charge upon request, by     annual report and semi-annual report
   OFFICER AND SECRETARY                 calling (800) 858-8850. The in-            (the "shareholder documents") to
 NORI L. GABERT, VICE PRESIDENT AND      formation is also available from the       shareholders with multiple accounts
   ASSISTANT SECRETARY                   EDGAR database on the U.S. Secu-           residing at the same "household." This
 CYNTHIA A. SKREHOT, VICE PRESIDENT AND  rities and Exchange Commission's           practice is called householding and
   CHIEF COMPLIANCE OFFICER              website at http://www.sec.gov.             reduces Fund expenses, which benefits
 GREGORY R. KINGSTON, VICE PRESIDENT                                                you and other shareholders. Unless the
   AND ASSISTANT TREASURER               PROXY VOTING RECORD ON FUND                Funds receive instructions to the con-
 KATHLEEN FUENTES, ASSISTANT SECRETARY   PORTFOLIO SECURITIES                       trary, you will only receive one copy of
 JOHN E. MCLEAN, ASSISTANT SECRETARY     Information regarding how the Trust        the shareholder documents. The Funds
 KRISTINE UNG, ASSISTANT TREASURER       voted proxies related to securities held   will continue to household the share-
 MATTHEW J. HACKETHAL, ANTI-MONEY        in the Funds during the most recent        holder documents indefinitely, until we
   LAUNDERING COMPLIANCE OFFICER         twelve month period ended June 30 is       are instructed otherwise. If you do not
                                         available, once filed with the U.S.        wish to participate in householding
INVESTMENT ADVISER                       Securities and Exchange Commission,        please contact Shareholder Services at
 SUNAMERICA ASSET MANAGEMENT CORP.       without charge, upon request, by call-     (800) 858-8850 ext. 6010 or send a
 HARBORSIDE FINANCIAL CENTER             ing (800) 858-8850 or on the U.S.          written request with your name, the
 3200 PLAZA 5                            Securities and Exchange Commission         name of your fund(s) and your account
 JERSEY CITY, NJ 07311-4992              website at http://www.sec.gov.             number(s) to SunAmerica Mutual
                                                                                    Funds c/o BFDS, P.O. Box 219186,
DISTRIBUTOR                              DISCLOSURE OF QUARTERLY PORTFOLIO          Kansas City MO, 64121-9186. We
 SUNAMERICA CAPITAL SERVICES, INC.       HOLDINGS                                   will resume individual mailings for
 HARBORSIDE FINANCIAL CENTER             The Trust is required to file its com-     your account within thirty (30) days of
 3200 PLAZA 5                            plete schedule of portfolio holdings       receipt of your request.
 JERSEY CITY, NJ 07311-4992              with the U.S. Securities and Exchange
                                         Commission for its first and third fiscal
SHAREHOLDER SERVICING AGENT              quarters on Form N-Q. The Trust's
 SUNAMERICA FUND SERVICES, INC.          Forms N-Q are available on the U.S.
 HARBORSIDE FINANCIAL CENTER             Securities and Exchange Commission
 3200 PLAZA 5                            website at www.sec.gov. You can also
 JERSEY CITY, NJ 07311-4992              review and obtain copies of the Forms
                                         N-Q at the U.S. Securities and Ex-
CUSTODIAN AND TRANSFER AGENT             change Commission Public Reference
 STATE STREET BANK AND TRUST COMPANY     Room in Washington DC (informa
 P.O. BOX 5607                           tion on the operation of the Public
 BOSTON, MA 02110                        Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]


FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.


HWANN-10/09

Item 2.  Code of Ethics

         AIG Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
         Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2008      2009
         (a) Audit Fees............................. $47,600   $86,400
         (b) Audit-Related Fees..................... $     0   $     0
         (c) Tax Fees............................... $     0   $     0
         (d) All Other Fees......................... $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2008       2009
         (b) Audit-Related Fees.................... $      0   $      0
         (c) Tax Fees.............................. $      0   $      0
         (d) All Other Fees........................ $      0   $      0

         On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as principal accountant for the registrant. On March 5, 2008, the Board of Trustees of the registrant selected PricewaterhouseCoopers, LLP as principal accountant.

         In addition, E&Y is performing tax services for the registrant. For the fiscal years ended 2009 and 2008, the fees for these tax services were $40,750 and $24,500 respectively.

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2009 and 2008 were $11,500 and $0, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: January 8, 2010

By:  /s/ Donna M. Handel
     --------------------------
     Donna M. Handel
     Treasurer

Date: January 8, 2010